UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

April 14, 2017

Prudential Short Duration High Yield Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	2.16	8.91	17.66 (10/26/12)
Class C	1.89	8.10	13.87 (10/26/12)
Class Q	2.44	9.39	10.29 (10/27/14)
Class Z	2.40	9.31	19.10 (10/26/12)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index	3.73	15.08	—
Lipper High Yield Funds Average	4.71	17.54	—

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	5.37	3.03 (10/26/12)
Class C	7.10	3.04 (10/26/12)
Class Q	9.39	4.27 (10/27/14)
Class Z	9.31	4.11 (10/26/12)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index	15.08	—
Lipper High Yield Funds Average	17.54	—

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (Capped Index) represents the performance of US short duration, higher-rated high yield bonds. The cumulative total returns for the Capped Index measured from the month-end closest to the inception date through 2/28/17 are 22.30% for Class A, C, and Z shares and 8.78% for Class Q shares. The average annual total returns for the Capped Index measured from the month-end closest to the inception date through 2/28/17 are 4.76% for Class A, C, and Z shares and 3.67% for Class Q shares.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 are 23.44% for Class A, C, and Z shares and 8.91% for Class Q shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 are 4.96% for Class A, C, and Z shares and 3.71% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Capped Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Capped Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Short Duration High Yield Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/17 (%)
BBB	8.7
BB	45.2
B	40.4
CCC	6.0
Not Rated	0.1
Cash/Cash Equivalents	-0.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.26	3.42	3.42
Class C	0.23	2.79	2.79
Class Q	0.28	3.88	3.88
Class Z	0.28	3.79	3.79

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Short Duration High Yield Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,021.60	1.06%	$5.31
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
Class C	Actual	$1,000.00	$1,018.90	1.81%	$9.06
	Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05
Class Q	Actual	$1,000.00	$1,024.40	0.73%	$3.66
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class Z	Actual	$1,000.00	$1,024.00	0.81%	$4.06
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.06	1.06
C	1.81	1.81
Q	0.73	0.73
Z	0.81	0.81

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration High Yield Income Fund	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 98.6%

BANK LOANS(a) 6.1%

Building Materials 0.2%
Materis CHRYSO SA (France), Private Placement	4.250%	08/13/21	EUR	3,000	$3,164,793

Chemicals 0.3%
MacDermid, Inc.	4.500	06/07/20		5,568	5,632,033
MacDermid, Inc.	5.000	06/07/23		1,994	2,014,957

					7,646,990

Commercial Services 0.8%
Laureate Education, Inc.	5.000	06/18/18		17,331	17,417,768

Food 0.1%
Agrokor DD SPV2 (Croatia)	9.500	06/04/18	EUR	4,437	1,163,432
Jacobs Douwe Egberts BV (Netherlands)	3.000	07/01/22	EUR	252	270,908

					1,434,340

Gaming 0.2%
Golden Nugget, Inc.	4.500	11/21/19		1,375	1,390,708
Golden Nugget, Inc.	4.552	11/21/19		3,209	3,244,984

					4,635,692

Healthcare-Services 0.1%
CHS/Community Health Systems, Inc.	4.180	12/31/18		3,142	3,131,665

Home Builders 0.1%
Beazer Homes USA, Inc.(b)	6.750	03/11/18		2,750	2,722,500

Media 0.4%
LSC Communications, Inc.(b)	7.000	09/30/22		9,800	9,824,788

Packaging & Containers 0.3%
Coveris Holdings SA (Luxembourg)	4.509	05/08/19		7,647	7,694,720

Retail 0.2%
Rite Aid Corp.	4.875	06/21/21		4,800	4,809,000

Software 1.2%
BMC Software Finance, Inc.	5.000	09/10/20		21,059	21,165,951
Infor US, Inc.	3.750	02/01/22		6,771	6,773,213

					27,939,164

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS (Continued)

Technology 2.2%
Dell International LLC	2.998%	12/31/18	15,250	$15,263,771
First Data Corp.	3.997	03/24/21	5,698	5,744,222
Genesys Telecommunications Laboratories, Inc.	5.025	12/01/23	6,625	6,699,531
Symantec Corp.	2.530	08/01/21	24,000	23,700,000

				51,407,524

TOTAL BANK LOANS (cost $144,559,130)				141,828,944

CORPORATE BONDS 92.5%

Aerospace/Defense 0.1%
Arconic, Inc., Sr. Unsec’d. Notes	5.720	02/23/19	1,800	1,909,361

Airlines 0.3%
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636	01/02/24	6,472	6,924,646

Apparel 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	6.875	05/01/22	4,000	4,160,000

Auto Manufacturer 0.1%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	4.250	11/15/19	1,625	1,663,188

Auto Parts & Equipment 0.8%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	5.125	02/15/19	1,282	1,294,820
Gtd. Notes	7.750	11/15/19	8,740	9,690,475
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.125	09/15/21	6,725	6,794,267

				17,779,562

Beverages 0.4%
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750	01/01/20	8,625	8,916,094

Biotechnology 0.2%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000	04/01/22	5,038	4,433,440

Building Materials 0.8%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375	10/12/22	5,000	5,431,250
Griffon Corp., Gtd. Notes	5.250	03/01/22	850	856,375

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.125%		02/15/21		1,475	$1,537,687
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500		04/15/22		3,550	3,976,000
USG Corp., Sr. Unsec’d. Notes	8.250	(a)	01/15/18		7,000	7,350,000

						19,151,312

Cable & Satellite 0.3%
United Group BV (Netherlands), First Lien, 144A	7.875		11/15/20	EUR	7,000	7,740,246

Chemicals 2.7%
Ashland LLC, Gtd. Notes	4.750	(a)	08/15/22		5,875	6,095,313
CF Industries, Inc., Gtd. Notes(c)	7.125		05/01/20		10,629	11,652,041
Chemours Co. (The), Gtd. Notes	6.625		05/15/23		8,370	8,882,662
Chemtura Corp., Gtd. Notes	5.750		07/15/21		8,206	8,513,725
Hexion, Inc., Sr. Sec’d. Notes, 144A	10.375		02/01/22		8,190	8,435,700
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375		05/01/21		1,950	2,191,313
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(d)	7.500		02/15/19		6,583	6,566,542
W.R. Grace & Co., Gtd. Notes, 144A(c)	5.125		10/01/21		7,090	7,462,225
Westlake Chemical Corp., Gtd. Notes, 144A	4.625		02/15/21		3,000	3,119,859

						62,919,380

Coal 0.3%
CONSOL Energy, Inc., Gtd. Notes	5.875		04/15/22		5,274	5,142,150
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.000		03/31/22		1,775	1,810,500

						6,952,650

Commercial Services 1.5%
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000		09/01/19		23,935	25,041,994
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(d)	7.875		05/01/18		2,290	2,307,175
Service Corp. International, Sr. Unsec’d. Notes	7.625		10/01/18		5,620	6,069,600

						33,418,769

Computers 1.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875		06/15/21		14,720	15,575,806
EMC Corp., Sr. Unsec’d. Notes	2.650		06/01/20		9,210	8,980,643

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Corp., Gtd. Notes	5.875%	12/15/21		5,545	$5,808,388
Gtd. Notes	6.375	12/15/23		5,500	5,878,125
Western Digital Corp., First Lien, 144A	7.375	04/01/23		5,560	6,102,100

					42,345,062

Distribution/Wholesale
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250	06/15/20		578	594,825

Diversified Financial Services 1.2%
Ally Financial, Inc., Sub. Notes	8.000	12/31/18		2,550	2,800,206
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21		2,500	2,675,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20		1,750	1,745,625
Navient Corp., Sr. Unsec’d. Notes	6.625	07/26/21		2,505	2,611,463
Sr. Unsec’d. Notes, MTN	8.000	03/25/20		150	162,731
Sr. Unsec’d. Notes, MTN	8.450	06/15/18		7,350	7,855,312
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)(d)	6.750	12/15/19		9,075	9,500,436

					27,351,273

Electric 4.1%
AES Corp., Sr. Unsec’d. Notes(c)	7.375	07/01/21		2,772	3,125,430
Sr. Unsec’d. Notes	8.000	06/01/20		182	209,755
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(d)	5.125	06/15/21	EUR	1,550	1,738,296
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19		14,673	15,259,920
Sr. Unsec’d. Notes(c)	7.250	10/15/21		3,350	3,567,750
Dynegy, Inc., Gtd. Notes(c)	6.750	11/01/19		13,850	14,265,500
Gtd. Notes(c)	7.375	11/01/22		23,975	23,555,437
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,571,875; purchased 09/29/15)(d)(e)	7.875	06/15/17		3,750	2,943,750
Sr. Unsec’d. Notes (original cost $7,534,191; purchased 05/18/15 - 03/23/16)(c)(d)(e)	9.500	10/15/18		7,953	6,024,397
Sr. Unsec’d. Notes (original cost $2,310,231; purchased 12/08/15 - 02/03/16)(c)(d)(e)	9.875	10/15/20		3,463	2,545,305

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750%	02/01/20	GBP	1,860	$2,378,372
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B (original cost $3,351,988; purchased 03/13/13 - 02/26/16)(d)(e)	9.125	06/30/17		3,449	3,155,831
NRG Energy, Inc., Gtd. Notes	7.625	01/15/18		12,500	13,031,250
Gtd. Notes(c)	7.875	05/15/21		1,839	1,907,963
NRG REMA LLC, Pass-Through Certificates, Series B(d)	9.237	07/02/17		112	93,755

					93,802,711

Electronics 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250	03/15/18		2,300	2,447,062

Entertainment 5.6%
CCM Merger, Inc., Gtd. Notes, 144A(d)	9.125	05/01/19		6,607	6,813,460
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21		7,815	8,039,681
Churchill Downs, Inc., Gtd. Notes	5.375	12/15/21		16,063	16,725,599
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375	04/15/21		3,700	3,852,625
Gtd. Notes	4.875	11/01/20		5,548	5,825,400
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875	03/15/19		12,886	13,514,193
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	02/15/22		6,775	7,317,000
Isle of Capri Casinos, Inc., Gtd. Notes	5.875	03/15/21		15,087	15,577,327
Gtd. Notes	8.875	06/15/20		4,717	4,923,369
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		1,475	1,515,563
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(d)	5.000	08/01/18		8,567	8,641,961
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		1,275	1,318,031
Scientific Games Corp., Gtd. Notes	8.125	09/15/18		19,735	19,784,337
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		7,675	7,214,500
Gtd. Notes(c)	10.000	12/01/22		4,350	4,616,438
Sr. Sec’d. Notes, 144A	7.000	01/01/22		3,975	4,228,406

					129,907,890

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Environmental Control 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21		9,161	$9,367,122

Food 2.4%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500		05/01/22		1,625	1,629,063
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.607	(a)	07/15/20	GBP	2,254	2,794,076
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250		06/01/21		12,300	12,669,000
Gtd. Notes, 144A(d)	7.250		06/01/21		9,025	9,295,750
Gtd. Notes, 144A(d)	8.250		02/01/20		11,200	11,480,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000		11/01/19		10,155	10,650,056
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	6.750		06/01/21		6,475	6,458,812
Sr. Unsec’d. Notes(c)	7.750		11/15/22		1,075	1,061,563

						56,038,320

Food Service
Aramark Services, Inc., Gtd. Notes	5.750		03/15/20		275	279,393

Forest Products & Paper 0.7%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.000		12/01/19		6,480	6,706,800
Sr. Unsec’d. Notes	7.750		12/01/22		7,443	7,982,617
Neenah Paper, Inc., Gtd. Notes, 144A	5.250		05/15/21		2,350	2,397,000

						17,086,417

Gas 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500		11/01/23		3,125	3,289,063

Hand/Machine Tools 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(d)	7.000		02/01/21		3,450	3,312,000

Healthcare-Products 0.3%
Mallinckrodt International Finance SA, Gtd. Notes	4.750		04/15/23		2,500	2,225,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	4.875		04/15/20		5,375	5,388,437

						7,613,437

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services 7.7%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%		07/01/22		650	$654,875
Centene Corp., Sr. Unsec’d. Notes	5.625		02/15/21		4,625	4,867,812
Cerba HealthCare SAS (France), Sr. Sec’d. Notes, RegS(d)	7.000		02/01/20	EUR	3,300	3,574,403
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125		07/15/20		16,050	15,087,000
Gtd. Notes(c)	8.000		11/15/19		18,452	18,036,830
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250		02/15/21		4,451	4,846,026
HCA, Inc., Gtd. Notes(c)	8.000		10/01/18		9,358	10,200,220
Sr. Sec’d. Notes	4.250		10/15/19		4,600	4,784,000
Sr. Sec’d. Notes	6.500		02/15/20		3,000	3,293,370
Kindred Healthcare, Inc., Gtd. Notes(c)	8.000		01/15/20		22,649	22,875,490
LifePoint Health, Inc., Gtd. Notes(c)	5.500		12/01/21		11,700	12,175,312
Molina Healthcare, Inc., Gtd. Notes	5.375	(a)	11/15/22		4,964	5,137,740
Select Medical Corp., Gtd. Notes(c)	6.375		06/01/21		7,600	7,647,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875		04/15/21		5,900	6,313,000
Tenet Healthcare Corp., Sec’d. Notes, 144A(c)	7.500		01/01/22		350	378,875
Sr. Sec’d. Notes	4.750		06/01/20		5,850	5,967,000
Sr. Sec’d. Notes	6.000		10/01/20		2,000	2,120,000
Sr. Sec’d. Notes(c)	6.250		11/01/18		2,750	2,911,563
Sr. Unsec’d. Notes(c)	5.000	(a)	03/01/19		3,700	3,702,516
Sr. Unsec’d. Notes	6.750		02/01/20		12,170	12,382,975
Sr. Unsec’d. Notes(c)	8.000		08/01/20		19,900	20,347,750
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750		08/01/22		5,000	5,150,000
Voyage Care Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.500		08/01/18	GBP	4,000	5,013,029

						177,467,286

Home Builders 7.0%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750		06/15/19		6,385	6,636,569
Gtd. Notes(c)	7.500		09/15/21		3,600	3,744,000
Gtd. Notes, 144A	8.750		03/15/22		10,040	10,892,195
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500		12/15/20		6,423	6,611,836
CalAtlantic Group, Inc., Gtd. Notes	6.250		12/15/21		1,382	1,516,745
Gtd. Notes(c)	6.625		05/01/20		2,600	2,866,500
Gtd. Notes	8.375		05/15/18		15,066	16,101,787

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home, Gtd. Notes	4.750%		05/15/19	15,574	$15,943,882
Gtd. Notes(c)	7.000		12/15/21	4,770	5,223,150
Gtd. Notes	8.000		03/15/20	500	556,250
Lennar Corp., Gtd. Notes	4.125		01/15/22	4,000	4,050,000
Gtd. Notes	4.500		06/15/19	4,200	4,336,500
Gtd. Notes(c)	4.500		11/15/19	8,125	8,399,219
Gtd. Notes(c)	4.750		04/01/21	2,600	2,707,250
Gtd. Notes	6.950		06/01/18	125	131,875
M/I Homes, Inc., Gtd. Notes	6.750		01/15/21	4,850	5,092,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.875		12/15/23	2,350	2,455,750
Meritage Homes Corp., Gtd. Notes(c)	4.500		03/01/18	10,224	10,402,920
Gtd. Notes	7.000		04/01/22	2,295	2,576,138
PulteGroup, Inc., Gtd. Notes	4.250		03/01/21	6,975	7,138,913
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250		04/15/21	12,678	12,994,950
TRI Pointe Group, Inc., Gtd. Notes	4.875		07/01/21	8,395	8,667,838
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875		08/15/21	15,750	16,557,187
William Lyon Homes, Inc., Gtd. Notes	5.750		04/15/19	6,977	7,064,213

					162,668,167

Iron/Steel 1.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	6.125		06/01/18	18,760	19,627,650
Sr. Unsec’d. Notes(c)	10.600	(a)	06/01/19	5,840	6,847,400
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500		05/15/21	5,410	5,761,650

					32,236,700

Leisure Time 0.5%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750		12/15/21	5,653	5,766,060
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250		03/15/18	2,000	2,105,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	8.500		10/15/22	4,450	4,650,250

					12,521,310

Lodging 4.2%
Boyd Gaming Corp., Gtd. Notes	6.875		05/15/23	1,200	1,296,000

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000	%(a)	10/01/20	15,275	$15,981,469
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500		12/01/21	7,296	7,788,480
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22	3,175	3,413,125
Sr. Sec’d. Notes, 144A	6.750		11/15/21	3,675	3,812,813
MGM Resorts International, Gtd. Notes	6.625		12/15/21	3,600	4,018,500
Gtd. Notes	6.750		10/01/20	2,500	2,755,500
Gtd. Notes	8.625		02/01/19	22,741	25,128,805
Station Casinos LLC, Gtd. Notes(c)	7.500		03/01/21	11,950	12,457,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(d)	6.375		06/01/21	11,579	11,694,790
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250		10/15/21	7,825	8,001,062

					96,348,419

Machinery-Diversified 1.3%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(d)	8.750		12/15/19	5,175	5,401,406
CNH Industrial Capital LLC, Gtd. Notes(c)	4.875		04/01/21	3,925	4,113,008
Zebra Technologies Corp., Sr. Unsec’d. Notes(c)	7.250		10/15/22	19,054	20,618,333

					30,132,747

Media 11.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750		04/15/18	8,370	8,788,500
Sr. Unsec’d. Notes	8.625		09/15/17	27,042	27,887,062
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(c)	5.250		03/15/21	4,170	4,284,675
Sr. Unsec’d. Notes(c)	5.250		09/30/22	16,725	17,394,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.125		12/15/21	14,277	14,531,416
Sr. Unsec’d. Notes, 144A	5.125		12/15/21	4,197	4,240,313
Sr. Unsec’d. Notes, 144A	6.375		09/15/20	32,759	33,762,244
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500		11/15/22	7,315	7,388,150
Series A, Gtd. Notes	7.625		03/15/20	525	515,813
Series B, Gtd. Notes(c)	6.500		11/15/22	1,497	1,550,323
Series B, Gtd. Notes	7.625		03/15/20	2,450	2,468,375

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20	1,340	$1,376,850
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	632	672,290
Sr. Unsec’d. Notes	7.875	02/15/18	1,750	1,833,125
DISH DBS Corp., Gtd. Notes(c)	4.250	04/01/18	1,550	1,579,063
Gtd. Notes	5.125	05/01/20	23,625	24,629,062
Gtd. Notes	7.875	09/01/19	1,512	1,685,880
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	17,535	17,973,375
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.250	08/01/21	12,850	13,351,150
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(c)	6.125	02/15/22	3,950	4,132,688
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000	05/15/22	11,505	11,932,871
Sinclair Television Group, Inc., Gtd. Notes	5.375	04/01/21	11,214	11,550,420
Gtd. Notes(c)	6.125	10/01/22	4,820	5,042,925
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	6,973	7,112,460
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(c)(d)	6.750	09/15/22	30,918	32,463,900
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	1,335	1,405,088

				259,552,018

Metal Fabricate & Hardware 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A	7.375	12/15/23	1,900	2,033,000

Mining 7.4%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	500	521,250
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125	12/15/20	3,560	3,657,900
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750	02/15/20	1,300	1,332,500
Gtd. Notes, 144A	7.250	10/15/19	9,485	9,781,406
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(c)	9.750	03/01/22	13,285	15,369,151
Freeport-McMoRan, Inc., Gtd. Notes	2.150	03/01/17	716	716,000
Gtd. Notes	2.300	11/14/17	41,340	41,236,650
Gtd. Notes, 144A	6.500	11/15/20	10,250	10,531,875
Gtd. Notes, 144A	6.625	05/01/21	4,197	4,280,940

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining (cont’d.)
International Wire Group, Inc., Sec’d. Notes, 144A(d)	10.750%	08/01/21	4,375	$4,243,750
Kinross Gold Corp. (Canada), Gtd. Notes	5.125	09/01/21	4,685	4,930,963
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	7.500	11/01/20	19,165	20,362,812
New Gold, Inc. (Canada), Gtd. Notes, 144A(c)	6.250	11/15/22	3,570	3,614,625
Gtd. Notes, 144A	7.000	04/15/20	5,150	5,240,125
Teck Resources Ltd. (Canada), Gtd. Notes	3.000	03/01/19	5,508	5,641,294
Gtd. Notes(c)	4.500	01/15/21	10,676	11,069,678
Gtd. Notes, 144A(c)	8.000	06/01/21	26,370	29,369,587

				171,900,506

Miscellaneous Manufacturing 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750	04/15/19	775	795,344
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	13,950	15,449,625

				16,244,969

Oil & Gas 2.0%
Antero Resources Corp., Gtd. Notes(c)	5.375	11/01/21	2,275	2,326,188
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	08/15/21	6,375	6,630,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Gtd. Notes, 144A	7.875	07/15/21	7,993	8,512,545
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(c)	7.750	01/15/24	3,025	2,941,812
Range Resources Corp., Gtd. Notes, 144A	5.875	07/01/22	2,825	2,888,563
RSP Permian, Inc., Gtd. Notes	6.625	10/01/22	5,650	5,974,875
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	08/01/20	1,600	1,612,000
Gtd. Notes	6.250	04/15/21	9,000	9,135,000
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	2,147	2,219,461
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500	08/01/20	2,850	3,070,875

				45,311,319

Oil & Gas Services 0.2%
SESI LLC, Gtd. Notes	6.375	05/01/19	4,950	4,968,562

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%		06/30/21		2,000	$2,075,000
Gtd. Notes, 144A	6.250		01/31/19		1,400	1,422,134
Gtd. Notes, 144A	6.750		01/31/21		5,250	5,443,200
Sr. Sec’d. Notes, 144A	4.250		09/15/22		7,550	7,663,250
Ball Corp., Gtd. Notes	3.500		12/15/20	EUR	1,450	1,699,575
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875		11/01/19		13,600	13,430,000
Greif, Inc., Sr. Unsec’d. Notes	7.750		08/01/19		19,211	21,372,238
Owens-Illinois, Inc., Gtd. Notes	7.800		05/15/18		4,829	5,118,740
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500		08/15/19		7,200	5,958,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(d)	6.500		10/01/21		8,977	9,380,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750		10/15/20		8,135	8,379,050
Sealed Air Corp., Gtd. Notes, 144A	6.500		12/01/20		2,365	2,660,625
Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125		08/01/22	EUR	5,500	6,182,132

						90,784,909

Pharmaceuticals 1.6%
Endo Finance LLC, Gtd. Notes, 144A	5.750		01/15/22		710	658,525
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250	(a)	01/15/22		3,425	3,315,828
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(c)(d)	7.625		05/15/21		9,625	10,166,406
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.375		03/15/20		8,350	7,483,688
Gtd. Notes, 144A(c)	6.750		08/15/18		466	459,010
Gtd. Notes, 144A(c)	7.500		07/15/21		17,075	15,687,656

						37,771,113

Pipelines 1.1%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	5.625		04/15/20		10,000	10,550,000
Sr. Unsec’d. Notes, 144A(d)	6.000		01/15/19		3,100	3,255,000
Sr. Unsec’d. Notes, 144A(d)	6.850		07/15/18		2,400	2,526,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.125		10/15/21		8,975	9,367,656

						25,698,656

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate 0.6%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21		5,150	$5,388,187
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000	12/16/20	GBP	3,150	4,314,949
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(c)	5.250	12/01/21		2,900	3,016,000

					12,719,136

Real Estate Investment Trusts (REITs) 1.8%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22		4,190	4,421,581
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21		15,690	16,356,825
Equinix, Inc., Sr. Unsec’d. Notes	4.875	04/01/20		5,296	5,428,400
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(c)	6.375	02/15/22		2,650	2,739,438
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21		4,532	4,633,970
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21		7,425	7,703,437

					41,283,651

Retail 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(c)	6.000	04/01/22		7,735	8,066,058
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19		8,630	3,948,225
Dollar Tree, Inc., Gtd. Notes	5.250	03/01/20		1,175	1,208,488
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		2,700	2,659,500
Sr. Unsec’d. Notes, 144A	8.625	06/15/20		4,850	4,777,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(d)	9.250	06/15/21		3,783	3,839,745
L Brands, Inc., Gtd. Notes(c)	6.625	04/01/21		2,500	2,750,000
Gtd. Notes	8.500	06/15/19		2,195	2,450,169
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000	07/01/22		5,375	5,079,375
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000	10/15/21		8,915	5,594,162
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(c)	7.125	03/15/23		4,525	4,440,156
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20		3,400	3,383,000
Rite Aid Corp., Gtd. Notes	9.250	03/15/20		7,528	7,772,660
Gtd. Notes, 144A(c)	6.125	04/01/23		16,532	17,518,134
Ruby Tuesday, Inc., Gtd. Notes(c)	7.625	05/15/20		5,100	4,947,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.750	06/01/22		10,345	10,655,350
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375	07/15/19	EUR	6,000	6,642,442

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(d)	8.000%	06/15/22		1,750	$1,435,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875	11/01/20		5,700	5,856,750

					103,023,464

Semiconductors 0.8%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125	06/01/21		10,145	10,531,524
Sr. Unsec’d. Notes, 144A	3.875	09/01/22		7,225	7,396,594

					17,928,118

Software 1.7%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18		3,635	3,744,050
Change Healthcare Holdings, Inc., Gtd. Notes, 144A	6.000	02/15/21		14,745	15,703,425
Infor US, Inc., Sr. Sec’d. Notes, 144A(d)	5.750	08/15/20		11,809	12,251,838
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		8,015	8,171,132

					39,870,445

Telecommunications 7.9%
Anixter, Inc., Gtd. Notes	5.625	05/01/19		6,776	7,148,680
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450	06/15/21		8,800	9,377,544
Series V, Sr. Unsec’d. Notes	5.625	04/01/20		2,600	2,747,888
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		8,035	8,276,050
Sr. Sec’d. Notes, 144A	4.375	06/15/20		3,605	3,699,631
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500	05/31/22	EUR	2,350	2,606,595
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.250	09/15/21		6,340	6,054,700
Sr. Unsec’d. Notes	8.125	10/01/18		1,150	1,230,500
Sr. Unsec’d. Notes	9.250	07/01/21		5,195	5,467,738
Interoute Finco PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375	10/15/20	EUR	2,500	2,834,426
Level 3 Financing, Inc., Gtd. Notes	5.375	08/15/22		1,520	1,575,860
Gtd. Notes	6.125	01/15/21		14,258	14,774,852
Sprint Communications, Inc., Gtd. Notes, 144A(d)	7.000	03/01/20		7,325	8,002,562
Gtd. Notes, 144A(d)	9.000	11/15/18		14,310	15,651,562
Sr. Unsec’d. Notes(d)	8.375	08/15/17		9,192	9,444,780
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, First Lien, 144A	3.360	03/20/23		10,225	10,263,344

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	6.250%		04/01/21		9,565	$9,872,604
Gtd. Notes	6.464		04/28/19		7,781	7,839,980
Gtd. Notes	6.542		04/28/20		2,475	2,543,063
Gtd. Notes	6.731		04/28/22		10,570	10,992,800
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625		04/03/18		400	404,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999		06/04/18		1,470	1,552,688
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125		04/30/18		1,000	1,072,540
West Corp., Sr. Sec’d. Notes, 144A	4.750		07/15/21		6,457	6,618,425
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375		04/23/21		18,265	19,018,431
Sr. Sec’d. Notes, 144A	3.673	(a)	07/15/20	EUR	2,000	2,126,217
Sr. Sec’d. Notes, 144A(c)	6.500		04/30/20		10,225	10,609,460

						181,806,920

Textiles 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250		06/01/21		6,875	7,098,437

Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500		06/15/22		1,735	1,821,750

TOTAL CORPORATE BONDS (cost $2,129,316,597)						2,140,594,825

TOTAL LONG-TERM INVESTMENTS (cost $2,273,875,727)						2,282,423,769

				Shares
SHORT-TERM INVESTMENTS 13.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(f)					28,003,784	28,003,784
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $280,159,385; includes $279,985,623 of cash collateral for securities on loan)(f)(g)					280,143,163	280,227,206

TOTAL SHORT-TERM INVESTMENTS (cost $308,163,169)(Note 3)						308,230,990

TOTAL INVESTMENTS 111.9% (cost $2,582,038,896)(Note 5)						2,590,654,759
Liabilities in excess of other assets(h) (11.9)%						(275,129,018)

NET ASSETS 100.0%						$2,315,525,741

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REITs—Real Estate Investment Trusts

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,547,288 and 0.5% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $273,512,411; cash collateral of $279,985,623 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid; the aggregate value of $239,613,452 is approximately 10.3% of net assets.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities are $16,768,285. The aggregate value of $14,669,283, is approximately 0.6% of net assets.
(f)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(g)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 28, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
312	2 Year U.S. Treasury Notes	Jun. 2017	$67,508,162	$67,518,750	$10,588
24	5 Year U.S. Treasury Notes	Jun. 2017	2,822,597	2,824,875	2,278
1,272	10 Year U.S. Treasury Notes	Jun. 2017	158,176,220	158,463,375	287,155
2	20 Year U.S. Treasury Bonds	Jun. 2017	302,284	303,312	1,028
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	161,782	161,781	(1)

					301,048

See Notes to Financial Statements.

26

Futures contracts outstanding at February 28, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Short Positions:
50	5 Year Euro-Bobl	Mar. 2017	$7,019,097	$7,136,652	$(117,555)
2	10 Year Euro-Bund	Mar. 2017	342,561	351,827	(9,266)
41	Euro-Schatz. DUA Index	Mar. 2017	4,871,262	4,892,566	(21,304)

					(148,125)

					$152,923

Cash of $1,980,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of February 28, 2017.

Forward foreign currency exchange contracts outstanding at February 28, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/17	Goldman Sachs & Co.	GBP	11,838	$14,844,602	$14,689,271	$(155,331)
Euro,
Expiring 03/02/17	Goldman Sachs & Co.	EUR	39,905	42,215,232	42,275,113	59,881

				$57,059,834	$56,964,384	$(95,450)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/17	Goldman Sachs & Co.	GBP	11,838	$14,898,405	$14,689,271	$209,134
Expiring 04/04/17	Goldman Sachs & Co.	GBP	11,838	14,857,979	14,703,168	154,811
Euro,
Expiring 03/02/17	Goldman Sachs & Co.	EUR	39,905	42,666,232	42,275,113	391,119
Expiring 04/04/17	Goldman Sachs & Co.	EUR	39,905	42,287,460	42,347,502	(60,042)

				$114,710,076	$114,015,054	695,022

						$599,572

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$129,281,656	$12,547,288
Corporate Bonds	—	2,140,594,825	—
Affiliated Mutual Funds	308,230,990	—	—
Other Financial Instruments*
Futures Contracts	152,923	—	—
OTC Forward Foreign Currency Exchange Contracts	—	599,572	—

Total	$308,383,913	$2,270,476,053	$12,547,288

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows:

Affiliated Mutual Funds (including 12.1% of collateral for securities on loan)	13.3%
Media	11.6
Telecommunications	7.9
Healthcare-Services	7.8
Mining	7.4
Home Builders	7.1
Entertainment	5.6
Retail	4.7%
Packaging & Containers	4.2
Lodging	4.2
Electric	4.1
Chemicals	3.0
Software	2.9
Food	2.5
Commercial Services	2.3

See Notes to Financial Statements.

28

Industry (cont’d.)
Technology	2.2%
Oil & Gas	2.0
Computers	1.8
Real Estate Investment Trusts (REITs)	1.8
Pharmaceuticals	1.6
Iron/Steel	1.4
Machinery-Diversified	1.3
Diversified Financial Services	1.2
Pipelines	1.1
Building Materials	1.0
Semiconductors	0.8
Auto Parts & Equipment	0.8
Forest Products & Paper	0.7
Miscellaneous Manufacturing	0.7
Real Estate	0.6
Leisure Time	0.5
Environmental Control	0.4
Beverages	0.4
Cable & Satellite	0.3

Healthcare-Products	0.3%
Textiles	0.3
Coal	0.3
Airlines	0.3
Oil & Gas Services	0.2
Gaming	0.2
Biotechnology	0.2
Apparel	0.2
Hand/Machine Tools	0.1
Gas	0.1
Electronics	0.1
Metal Fabricate & Hardware	0.1
Aerospace/Defense	0.1
Transportation	0.1
Auto Manufacturers	0.1

111.9
Liabilities in excess of other assets	(11.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$814,945		Unrealized depreciation on OTC forward foreign currency exchange contracts	$215,373
Interest rate contracts	Due from/to broker—variation margin futures	301,049	*	Due from/to broker—variation margin futures	148,126	*

		$1,115,994			$363,499

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	29

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)	Futures	Total
Foreign exchange contracts	$2,472,714	$—	$2,472,714
Interest rate contracts	—	(3,508,342)	(3,508,342)

	$2,472,714	$(3,508,342)	$(1,035,628)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)	Futures	Total
Foreign exchange contracts	$1,177,287	$—	$1,177,287
Interest rate contracts	—	368,474	368,474

	$1,177,287	$368,474	$1,545,761

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended February 28, 2017, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)
$150,485,697	$8,704,248	$60,796,518	$121,556,837

(1)	Value at Trade Date.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

30

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into other financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$273,512,411	$(273,512,411)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Goldman Sachs & Co.	$814,945	$(215,373)	$(540,950)	$58,622

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Goldman Sachs & Co.	$(215,373)	$215,373	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Investments at value, including securities on loan of $273,512,411:
Unaffiliated investments (cost $2,273,875,727)	$2,282,423,769
Affiliated investments (cost $308,163,169)	308,230,990
Cash	77,985
Foreign currency, at value (cost $1,039,395)	1,034,567
Dividends and interest receivable	39,407,871
Receivable for Fund shares sold	9,935,493
Deposit with broker—futures	1,980,000
Receivable for investments sold	6,135,045
Unrealized appreciation on OTC forward foreign currency exchange contracts	814,945
Prepaid expenses	11,115

Total assets	2,650,051,780

Liabilities
Payable to broker for collateral for securities on loan	279,985,623
Payable for investments purchased	42,072,075
Payable for Fund shares reacquired	8,532,683
Dividends payable	1,597,209
Management fee payable	1,225,088
Accrued expenses	415,156
Distribution fee payable	381,139
Unrealized depreciation on OTC forward foreign currency exchange contracts	215,373
Due to broker—variation margin futures	64,191
Affiliated transfer agent fee payable	37,502

Total liabilities	334,526,039

Net Assets	$2,315,525,741

Net assets were comprised of:
Common stock, at par	$2,546,095
Paid-in capital in excess of par	2,424,621,375

2,427,167,470
Distributions in excess of net investment income	(11,103,959)
Accumulated net realized loss on investment and foreign currency transactions	(109,899,019)
Net unrealized appreciation on investments and foreign currencies	9,361,249

Net assets, February 28, 2017	$2,315,525,741

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($391,088,904 ÷ 43,009,577 shares of common stock issued and outstanding)	$9.09
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.40

Class C
Net asset value, offering price and redemption price per share ($381,183,977 ÷ 41,925,208 shares of common stock issued and outstanding)	$9.09

Class Q
Net asset value, offering price and redemption price per share ($48,431,491 ÷ 5,322,910 shares of common stock issued and outstanding)	$9.10

Class Z
Net asset value, offering price and redemption price per share ($1,494,821,369 ÷ 164,351,793 shares of common stock issued and outstanding)	$9.10

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	33

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $14,895)	$62,565,213
Income from securities lending, net (including affiliated income of $169,880)	488,373
Affiliated dividend income	156,914

Total income	63,210,500

Expenses
Management fee	7,808,068
Distribution fee—Class A	684,950
Distribution fee—Class C	1,873,262
Transfer agent’s fees and expenses (including affiliated expense of $95,900)	882,000
Registration fees	132,000
Custodian and accounting fees	112,000
Shareholders’ reports	70,000
Directors’ fees	21,000
Audit fee	17,000
Legal fees and expenses	15,000
Insurance expenses	13,000
Loan interest expense	270
Miscellaneous	11,924

Total expenses	11,640,474

Net investment income (loss)	51,570,026

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,348)	(3,287,754)
Futures transactions	(3,508,342)
Foreign currency transactions	2,243,597

(4,552,499)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $67,821)	1,933,685
Futures	368,474
Foreign currencies	1,136,186

3,438,345

Net gain (loss) on investment and foreign currency transactions	(1,114,154)

Net Increase (Decrease) In Net Assets Resulting From Operations	$50,455,872

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,570,026	$73,444,006
Net realized gain (loss) on investment and foreign currency transactions	(4,552,499)	(18,212,892)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,438,345	45,198,927

Net increase (decrease) in net assets resulting from operations	50,455,872	100,430,041

Dividends from net investment income (Note 1)
Class A	(16,068,219)	(25,539,567)
Class C	(9,569,180)	(16,083,770)
Class Q	(1,166,035)	(1,880,885)
Class Z	(39,173,902)	(50,943,610)

	(65,977,336)	(94,447,832)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	609,510,198	1,414,160,621
Net asset value of shares issued in reinvestment of dividends and distributions	54,517,156	77,629,635
Cost of shares reacquired	(492,946,816)	(664,329,641)

Net increase (decrease) in net assets from Fund share transactions	171,080,538	827,460,615

Total increase (decrease)	155,559,074	833,442,824

Net Assets:
Beginning of period	2,159,966,667	1,326,523,843

End of period(a)	$2,315,525,741	$2,159,966,667

(a) Includes undistributed net investment income of:	$—	$3,303,351

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two investment portfolios: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

36

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements (unaudited) (continued)

security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

38

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented on the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS’’) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against

40

defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements (unaudited) (continued)

enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those

42

agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2017, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Payment-in-Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements (unaudited) (continued)

(loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

44

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets up to $2 billion and .675% of the average daily net assets in excess of $2 billion. The effective management fee rate was .70% for the six months ended February 28, 2017.

Effective March 1, 2017, PGIM Investments has contractually agreed through December 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .75% of the Fund’s average daily net assets. In addition, effective March 1, 2017, PGIM Investments has contractually agreed through December 31, 2018 to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .70% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Prudential Short Duration High Yield Income Fund	45

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $473,267 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2017 it received $18,012 and $33,548 in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders, respectively.

PGIM Investments, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PGIM

46

Investments. For the period ended February 28, 2017, PGIM, Inc. was compensated $85,652 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended February 28, 2017, were $895,646,304 and $699,430,626, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2017 were as follows:

Tax Basis	$2,604,838,972

Appreciation	31,324,266
Depreciation	(45,508,479)

Net Unrealized Depreciation	$(14,184,213)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2016 of approximately $50,183,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $29,008,000 as having been incurred in the following fiscal year (August 31, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans.

Prudential Short Duration High Yield Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, $.01 par value per share, which has been classified and designated for the Fund into five classes, designated Class A, Class C, Class Q, Class Z and Class T common stock. Of the authorized shares of common stock of the Fund, 125 million shares are designated for Class A common stock, 100 million shares are designated for Class C common stock, 150 million shares are designated for Class Q common stock, 675 million shares are designated for Class Z common stock, and 75 million shares are designated for Class T common stock. The Fund currently does not have any Class T shares outstanding.

At reporting period end, nine shareholders of record held 72% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	11,357,771	$103,244,183
Shares issued in reinvestment of dividends and distributions	1,459,663	13,233,714
Shares reacquired	(11,071,586)	(100,254,943)

Net increase (decrease) in shares outstanding before conversion	1,745,848	16,222,954
Shares issued upon conversion from other share class(es)	316,772	2,880,598
Shares reacquired upon conversion into other share class(es)	(20,299,685)	(184,128,144)

Net increase (decrease) in shares outstanding	(18,237,065)	$(165,024,592)

Year ended August 31, 2016:
Shares sold	37,147,008	$334,829,196
Shares issued in reinvestment of dividends and distributions	2,274,525	20,549,889
Shares reacquired	(16,603,982)	(149,859,044)

Net increase (decrease) in shares outstanding before conversion	22,817,551	205,520,041
Shares issued upon conversion from other share class(es)	615,124	5,533,122
Shares reacquired upon conversion into other share class(es)	(1,950,292)	(17,728,467)

Net increase (decrease) in shares outstanding	21,482,383	$193,324,696

48

Class C	Shares	Amount
Six months ended February 28, 2017:
Shares sold	5,711,504	$51,889,246
Shares issued in reinvestment of dividends and distributions	893,206	8,096,622
Shares reacquired	(4,436,462)	(40,232,214)

Net increase (decrease) in shares outstanding before conversion	2,168,248	19,753,654
Shares reacquired upon conversion into other share class(es)	(960,542)	(8,715,113)

Net increase (decrease) in shares outstanding	1,207,706	$11,038,541

Year ended August 31, 2016:
Shares sold	17,414,804	$157,253,158
Shares issued in reinvestment of dividends and distributions	1,461,123	13,191,485
Shares reacquired	(8,553,477)	(77,080,574)

Net increase (decrease) in shares outstanding before conversion	10,322,450	93,364,069
Shares issued upon conversion from other share class(es)	4,154	37,642
Shares reacquired upon conversion into other share class(es)	(766,930)	(6,939,741)

Net increase (decrease) in shares outstanding	9,559,674	$86,461,970

Class Q
Six months ended February 28, 2017:
Shares sold	4,217,136	$38,116,900
Shares issued in reinvestment of dividends and distributions	81,548	739,452
Shares reacquired	(1,732,513)	(15,746,965)

Net increase (decrease) in shares outstanding	2,566,171	$23,109,387

Year ended August 31, 2016:
Shares sold	5,587,522	$50,273,926
Shares issued in reinvestment of dividends and distributions	169,552	1,531,871
Shares reacquired*	(4,811,269)	(43,427,416)

Net increase (decrease) in shares outstanding	945,805	$8,378,381

Class Z
Six months ended February 28, 2017:
Shares sold	45,797,848	$416,259,869
Shares issued in reinvestment of dividends and distributions	3,577,399	32,447,368
Shares reacquired	(37,142,172)	(336,712,694)

Net increase (decrease) in shares outstanding before conversion	12,233,075	111,994,543
Shares issued upon conversion from other share class(es)	21,215,978	192,271,338
Shares reacquired upon conversion into other share class(es)	(254,111)	(2,308,679)

Net increase (decrease) in shares outstanding	33,194,942	$301,957,202

Year ended August 31, 2016:
Shares sold	96,806,697	$871,804,341
Shares issued in reinvestment of dividends and distributions	4,685,662	42,356,390
Shares reacquired	(43,679,284)	(393,962,607)

Net increase (decrease) in shares outstanding before conversion	57,813,075	520,198,124
Shares issued upon conversion from other shares class(es)	2,685,462	24,376,877
Shares reacquired upon conversion into other share class(es)	(586,370)	(5,279,433)

Net increase (decrease) in shares outstanding	59,912,167	$539,295,568

*	Includes affiliated redemptions of 1,115 shares with a value of $10,143 for Class Q shares.

Prudential Short Duration High Yield Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended February 28, 2017. The average daily balance for the 5 days that the Fund had loans outstanding during the period was $1,019,600, borrowed at an average weighted interest rate of 1.91%. The maximum loan balance outstanding during the period was $3,590,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules

50

also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Short Duration High Yield Income Fund	51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,			October 26, 2012(a) through August 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.16		$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.21		.42	.44	.45	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.08	(.37)	.09	(.09)
Total from investment operations	.19		.50	.07	.54	.25
Less Dividends:
Dividends from net investment income	(.26)		(.55)	(.59)	(.60)	(.46)
Net asset value, end of period	$9.09		$9.16	$9.21	$9.73	$9.79
Total Return(c):	2.16%		5.68%	.72%	5.55%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$391,089		$560,800	$366,345	$413,957	$173,606
Average net assets (000)	$552,504		$425,721	$381,350	$354,627	$55,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.06%	(f)	1.08%	1.11%	1.09%	1.15%	(f)
Expenses before waivers and/or expense reimbursement(e)	1.06%	(f)	1.08%	1.14%	1.14%	1.25%	(f)
Net investment income (loss)	4.57%	(f)	4.67%	4.70%	4.63%	4.16%	(f)
Portfolio turnover rate	32%	(g)	58%	56%	60%	30%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,			October 26, 2012(a) through August 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.15		$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17		.36	.37	.38	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(e)	.06	(.37)	.08	(.10)
Total from investment operations	.17		.42	-	.46	.18
Less Dividends:
Dividends from net investment income	(.23)		(.48)	(.52)	(.52)	(.39)
Net asset value, end of period	$9.09		$9.15	$9.21	$9.73	$9.79
Total Return(c):	1.89%		4.78%	(.02)%	4.77%	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$381,184		$372,754	$286,999	$304,897	$75,539
Average net assets (000)	$377,759		$304,363	$298,555	$194,085	$25,240
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.81%	(f)	1.83%	1.86%	1.83%	1.90%	(f)
Expenses before waivers and/or expense reimbursement	1.81%	(f)	1.83%	1.86%	1.83%	1.95%	(f)
Net investment income (loss)	3.83%	(f)	3.94%	3.95%	3.86%	3.38%	(f)
Portfolio turnover rate	32%	(g)	58%	56%	60%	30%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	53

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended February 28, 2017		Year Ended August 31, 2016	October 27, 2014(a) through August 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.16		$9.22	$9.59
Income (loss) from investment operations:
Net investment income (loss)	.22		.45	.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(e)	.07	(.24)
Total from investment operations	.22		.52	.15
Less Dividends:
Dividends from net investment income	(.28)		(.58)	(.52)
Net asset value, end of period	$9.10		$9.16	$9.22
Total Return(c):	2.44%		5.92%	1.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,431		$25,252	$16,690
Average net assets (000)	$38,152		$29,782	$15,387
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.73%	(f)	.74%	.77%	(f)
Expenses before waivers and/or expense reimbursement	.73%	(f)	.74%	.77%	(f)
Net investment income (loss)	4.94%	(f)	4.99%	4.77%	(f)
Portfolio turnover rate	32%	(g)	58%	56%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,			October 26, 2012(a) through August 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.16		$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.22		.44	.47	.48	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(e)	.08	(.38)	.08	(.09)
Total from investment operations	.22		.52	.09	.56	.27
Less Dividends:
Dividends from net investment income	(.28)		(.57)	(.61)	(.62)	(.48)
Net asset value, end of period	$9.10		$9.16	$9.21	$9.73	$9.79
Total Return(c):	2.40%		5.94%	.98%	5.82%	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,494,821		$1,201,161	$656,491	$792,560	$181,587
Average net assets (000)	$1,290,186		$818,901	$675,793	$507,805	$69,695
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.81%	(f)	.83%	.86%	.84%	.90%	(f)
Expenses before waivers and/or expense reimbursement	.81%	(f)	.83%	.86%	.84%	1.04%	(f)
Net investment income (loss)	4.84%	(f)	4.90%	4.96%	4.89%	4.29%	(f)
Portfolio turnover rate	32%	(g)	58%	56%	60%	30%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	HYSAX	HYSCX	HYSQX	HYSZX
CUSIP	74442J109	74442J208	74442J406	74442J307

MF216E2

PRUDENTIAL HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

April 14, 2017

Prudential High Yield Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.36	20.00	37.18	98.52	—
Class B	5.11	19.20	33.86	89.00	—
Class C	4.98	18.91	32.21	86.24	—
Class Q	5.37	20.20	39.47	N/A	47.60 (10/31/11)
Class R	5.05	19.49	35.51	93.47	—
Class Z	5.51	20.32	39.05	104.13	—
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index	5.42	21.98	38.90	106.31	—
Lipper High Yield Funds Average	4.71	17.54	31.71	78.93	—

Average Annual Total Returns (With Sales Charges) as of 2/28/17
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		14.60	5.55	6.61	—
Class B		14.20	5.85	6.57	—
Class C		17.91	5.74	6.42	—
Class Q		20.20	6.88	N/A	7.57 (10/31/11)
Class R		19.49	6.27	6.82	—
Class Z		20.32	6.82	7.40	—
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index		21.98	6.79	7.51	—
Lipper High Yield Funds Average		17.54	5.64	5.95	—

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.75%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index—The Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The cumulative total return for the Index measured from the month-end closest to the inception date through 2/28/17 is 47.15% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 2/28/17 is 7.51% for Class Q shares.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 39.02% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 6.34% for Class Q shares.

Prudential High Yield Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Credit Quality expressed as a percentage of total investments as of 2/28/17 (%)
BBB	4.5
BB	33.4
B	43.8
CCC	12.5
CC	0.3
D	0.1
Not Rated	0.3
Cash/Cash Equivalents	5.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	5.08	5.08
Class B	0.15	4.83	4.83
Class C	0.15	4.58	4.58
Class Q	0.18	5.72	5.72
Class R	0.16	5.08	4.83
Class Z	0.18	5.56	5.56

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential High Yield Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,053.60	0.78%	$3.97
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Class B	Actual	$1,000.00	$1,051.10	1.28%	$6.51
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class C	Actual	$1,000.00	$1,049.80	1.53%	$7.78
	Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65
Class Q	Actual	$1,000.00	$1,053.70	0.42%	$2.14
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11
Class R	Actual	$1,000.00	$1,050.50	1.03%	$5.24
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Class Z	Actual	$1,000.00	$1,055.10	0.53%	$2.70
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund's fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.78	0.78
B	1.28	1.28
C	1.53	1.53
Q	0.42	0.42
R	1.28	1.03
Z	0.53	0.53

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential High Yield Fund	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 92.7%

BANK LOANS(a) 1.2%

Building Materials & Construction
Beazer Homes USA, Inc.^	6.750%	03/11/18	1,473	$1,458,482

Capital Goods 0.1%
Neff Rental LLC	7.250	06/09/21	4,541	4,537,655

Chemicals 0.1%
Solenis International LP	7.750	07/31/22	7,500	7,402,500

Electric 0.1%
Lightstone Generation LLC	6.500	01/30/24	383	386,626
Lightstone Generation LLC	6.539	01/30/24	4,017	4,059,574

				4,446,200

Energy - Other
American Energy-Marcellus LLC	8.534	08/04/21	3,825	522,751

Gaming 0.1%
CCM Merger, Inc.^	4.031	08/06/21	4,489	4,534,015
Golden Nugget, Inc.	4.500	11/21/19	763	771,234
Golden Nugget, Inc.	4.552	11/21/19	1,780	1,799,546

				7,104,795

Retailers 0.1%
Rite Aid Corp.	4.875	06/21/21	3,150	3,155,906

Technology 0.7%
Ancestry.com, Inc.	9.250	10/18/24	8,580	8,780,197
Evergreen Skills Lux Sarl (Luxembourg)	9.250	04/28/22	29,905	20,933,500
Kronos, Inc.	9.250	11/01/24	11,500	11,855,787

				41,569,484

TOTAL BANK LOANS (cost $76,229,664)				70,197,773

CORPORATE BONDS 90.7%

Advertising 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750	10/01/22	20,450	17,996,000

See Notes to Financial Statements.

Prudential High Yield Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense 0.6%
Arconic, Inc., Sr. Unsec’d. Notes(b)	5.125%	10/01/24	7,765	$8,040,657
Orbital ATK, Inc., Gtd. Notes	5.250	10/01/21	3,050	3,149,125
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	7,000	7,455,000
TransDigm, Inc., Gtd. Notes(b)	6.000	07/15/22	1,325	1,360,749
Gtd. Notes(b)	6.500	07/15/24	4,830	4,962,825
Gtd. Notes, 144A(b)	6.375	06/15/26	8,050	8,130,500

				33,098,856

Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	7,625	7,853,750

Auto Manufacturers 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	5.250	04/15/23	5,875	6,087,969
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	5.625	02/01/23	650	680,875

				6,768,844

Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A(b)	4.875	08/15/26	9,750	9,676,875
Allison Transmission, Inc., Gtd. Notes, 144A	5.000	10/01/24	7,425	7,554,937
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.250	03/15/21	3,925	4,037,844
Gtd. Notes	7.750	11/15/19	700	776,125
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	6,125	6,201,562
Dana, Inc., Sr. Unsec’d. Notes(b)	5.375	09/15/21	675	700,313
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500	09/15/23	6,100	6,069,500
Sr. Sec’d. Notes, PIK, 144A(b)	4.750	09/15/26	4,300	4,246,250
Meritor, Inc., Gtd. Notes(b)	6.250	02/15/24	2,375	2,452,187
Gtd. Notes(b)	6.750	06/15/21	6,555	6,817,200
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(b)	4.750	05/15/23	7,200	7,409,088
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A(b)	8.750	07/15/23	7,425	7,981,875
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875	10/01/20	4,350	4,469,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.500	04/29/22	4,025	4,180,969
Gtd. Notes, 144A	4.750	04/29/25	4,700	4,841,000

				77,415,350

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks 0.3%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	(a)%	12/29/49	1,300	$1,361,750
Citigroup, Inc., Series N, Jr. Sub. Notes	5.800	(a)	12/31/49	2,815	2,920,562
Series P, Jr. Sub. Notes	5.950	(a)	12/31/49	5,250	5,473,125
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150	(a)	12/31/49	1,025	1,027,768
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	(a)	12/31/49	2,525	2,590,125
Standard Chartered PLC (United Kingdom), Jr. Sub. Notes, 144A	7.500	(a)	12/31/49	4,100	4,220,540

					17,593,870

Beverages 0.1%
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750		01/01/20	5,275	5,453,031

Biotechnology 0.2%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000		04/01/22	10,975	9,658,000

Building Materials 1.9%
BMC East LLC, Sr. Sec’d. Notes, 144A(b)	5.500		10/01/24	12,216	12,582,480
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750		08/15/23	9,750	11,310,000
Sr. Sec’d. Notes, 144A	5.625		09/01/24	4,125	4,243,594
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375		10/12/22	3,400	3,693,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700		01/11/25	150	154,313
Sr. Sec’d. Notes, 144A	7.750		04/16/26	4,850	5,432,000
Griffon Corp., Gtd. Notes	5.250		03/01/22	20,000	20,150,000
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875		02/15/23	10,650	11,049,375
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(c)	5.375		11/15/24	6,245	6,419,235
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500		04/15/22	5,025	5,628,000
Gtd. Notes	6.125		07/15/23	9,265	9,635,600
US Concrete, Inc., Gtd. Notes	6.375		06/01/24	18,673	19,746,697
Gtd. Notes, 144A	6.375		06/01/24	250	264,375
USG Corp., Gtd. Notes, 144A(b)	5.500		03/01/25	271	287,938

					110,596,857

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 4.2%
A. Schulman, Inc., Gtd. Notes, 144A(b)	6.875%	06/01/23	23,883	$25,196,565
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	4,925	4,925,000
Ashland LLC, Gtd. Notes	6.875	05/15/43	10,631	11,375,170
Blue Cube Spinco, Inc., Gtd. Notes	9.750	10/15/23	8,255	9,844,087
Gtd. Notes	10.000	10/15/25	2,965	3,602,475
Chemours Co. (The), Gtd. Notes(b)	6.625	05/15/23	13,120	13,923,600
Gtd. Notes(b)	7.000	05/15/25	9,960	10,819,050
Chemtura Corp., Gtd. Notes	5.750	07/15/21	16,060	16,662,250
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(b)	9.250	06/15/23	7,027	7,518,890
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(c)	8.500	11/01/22	10,307	10,886,769
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500	02/01/23	4,300	4,879,640
Hexion, Inc., Sr. Sec’d. Notes(b)	6.625	04/15/20	15,065	14,010,450
Sr. Sec’d. Notes(b)	10.000	04/15/20	470	473,525
Sr. Sec’d. Notes, 144A	10.375	02/01/22	7,465	7,688,950
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(b)	9.000	11/15/20	21,905	17,469,237
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	6.500	02/01/22	10,085	10,538,825
Sr. Unsec’d. Notes, 144A(b)	10.375	05/01/21	9,162	10,295,797
PQ Corp., Sr. Sec’d. Notes, 144A(b)(c)	6.750	11/15/22	3,525	3,815,813
TPC Group, Inc., Sr. Sec’d. Notes, 144A(c)	8.750	12/15/20	33,550	31,537,000
Tronox Finance LLC, Gtd. Notes(b)	6.375	08/15/20	5,587	5,684,773
Gtd. Notes, 144A(b)	7.500	03/15/22	15,510	16,207,950
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(c)	7.500	02/15/19	10,034	10,008,915

				247,364,731

Coal 0.6%
CONSOL Energy, Inc., Gtd. Notes	5.875	04/15/22	33,600	32,760,000
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.375	03/31/25	5,300	5,406,000

				38,166,000

Commercial Services 3.1%
Ahern Rentals, Inc., Sec’d. Notes, 144A(b)	7.375	05/15/23	12,892	11,989,560

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
AMN Healthcare, Inc., Gtd. Notes, 144A(b)	5.125%	10/01/24	4,430	$4,507,525
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	12,800	13,387,581
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.500	04/01/23	2,000	2,000,000
Gtd. Notes, 144A(b)	5.125	06/01/22	6,900	6,770,625
Gtd. Notes, 144A(b)	6.375	04/01/24	425	431,906
Hertz Corp. (The), Gtd. Notes(b)	5.875	10/15/20	1,275	1,243,125
Gtd. Notes(b)	6.750	04/15/19	687	687,000
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.250	09/01/19	69,198	72,398,407
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(c)	7.875	05/01/18	15,525	15,641,437
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(b)	6.000	04/01/24	3,350	3,241,125
Sr. Unsec’d. Notes(b)	6.500	11/15/23	2,650	2,663,250
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/24	7,420	7,860,748
United Rentals North America, Inc., Gtd. Notes(b)	5.500	07/15/25	3,250	3,428,750
Gtd. Notes(b)	5.500	05/15/27	9,825	10,041,740
Gtd. Notes(b)	5.750	11/15/24	4,775	5,071,050
Gtd. Notes	5.875	09/15/26	14,800	15,577,000
Gtd. Notes	6.125	06/15/23	2,700	2,838,375
Gtd. Notes	7.625	04/15/22	6,056	6,322,888

				186,102,092

Computers 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875	06/15/21	4,000	4,232,556
Gtd. Notes, 144A(b)	7.125	06/15/24	8,945	9,883,474
Sr. Sec’d. Notes, 144A	5.450	06/15/23	6,450	6,970,386
Western Digital Corp., Gtd. Notes	10.500	04/01/24	41,585	48,654,450

				69,740,866

Distribution/Wholesale 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A(b)	10.250	03/01/22	10,000	9,925,000
Beacon Roofing Supply, Inc., Gtd. Notes(b)	6.375	10/01/23	6,175	6,676,719
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	6,645	6,512,100
Gtd. Notes	7.000	06/15/23	16,170	16,089,150

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d)
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%	09/01/22	13,055	$13,740,387
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250	12/15/21	3,975	4,193,625

				57,136,981

Diversified Financial Services 1.8%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375	08/01/22	11,885	11,825,575
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	4,050	4,136,062
Sr. Unsec’d. Notes	4.250	04/15/21	4,500	4,640,625
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000	08/15/22	11,550	12,243,000
Sr. Unsec’d. Notes, 144A	5.500	02/15/19	275	289,781
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(b)	6.500	06/01/26	3,050	3,240,625
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21	5,500	5,886,100
Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	13.750	02/01/22	14,465	14,031,050
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	8,475	8,453,812
Navient Corp., Sr. Unsec’d. Notes(b)	5.000	10/26/20	1,500	1,507,050
Sr. Unsec’d. Notes(b)	5.875	10/25/24	1,450	1,359,375
Sr. Unsec’d. Notes	6.625	07/26/21	3,350	3,492,375
Sr. Unsec’d. Notes(b)	7.250	09/25/23	6,275	6,431,875
Sr. Unsec’d. Notes, MTN(b)	6.125	03/25/24	3,785	3,624,138
Sr. Unsec’d. Notes, MTN(b)	7.250	01/25/22	1,248	1,301,040
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	7,300	7,919,555
NFP Corp., Sr. Unsec’d. Notes, 144A	9.000	07/15/21	2,400	2,537,520
OneMain Financial Holdings LLC, Gtd. Notes, 144A(c)	6.750	12/15/19	1,850	1,936,728
Springleaf Finance Corp., Gtd. Notes	6.000	06/01/20	8,225	8,348,375
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(c)	9.500	08/15/21	8,800	6,556,000

				109,760,661

Electric 4.6%
AES Corp., Sr. Unsec’d. Notes(b)	4.875	05/15/23	900	893,700
Sr. Unsec’d. Notes	5.500	04/15/25	1,675	1,695,938
Sr. Unsec’d. Notes(b)	7.375	07/01/21	14,198	16,008,245
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375	01/15/23	11,125	11,236,250
Sr. Unsec’d. Notes(b)	5.500	02/01/24	21,900	21,681,000
Sr. Unsec’d. Notes(b)	5.750	01/15/25	14,875	14,726,250

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d)
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,275	$4,446,000
Sr. Unsec’d. Notes(b)	7.250		10/15/21	15,314	16,309,410
Dynegy, Inc., Gtd. Notes(b)	5.875		06/01/23	9,475	8,574,875
Gtd. Notes(b)	6.750		11/01/19	6,925	7,132,750
Gtd. Notes(b)	7.375		11/01/22	34,025	33,429,562
Gtd. Notes(b)	7.625		11/01/24	30,385	28,865,750
Gtd. Notes	8.034		02/02/24	2,000	1,880,000
Gtd. Notes, 144A(b)	8.000		01/15/25	10,175	9,666,250
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $16,222,718; purchased 07/07/15-05/16/16)(b)(c)(d)	7.875		06/15/17	18,062	14,178,670
Sr. Unsec’d. Notes (original cost $3,931,250; purchased 04/25/13-07/01/14)(c)(d)	9.500		10/15/18	3,375	2,556,563
Sr. Unsec’d. Notes (original cost $25,369,846; purchased 03/03/14-10/24/16)(b)(c)(d)	9.875		10/15/20	27,897	20,504,295
Mirant Corp., Bonds, 144A^(c)	7.400	(e)	07/15/49	2,675	2,675
Mirant Mid-Atlantic, Series B, Pass-Through Certificates (original cost $1,138,184; purchased 06/19/09-08/31/15)(c)(d)	9.125		06/30/17	1,122	1,026,450
Series C, Pass-Through Certificates (original cost $5,120,952; purchased 07/14/15-04/01/16)(c)(d)	10.060		12/30/28	5,383	4,804,307
NRG Energy, Inc., Gtd. Notes(b)	6.250		07/15/22	5,645	5,743,787
Gtd. Notes(b)	6.250		05/01/24	6,663	6,663,000
Gtd. Notes(b)	6.625		03/15/23	4,711	4,769,887
Gtd. Notes(b)	7.250		05/15/26	14,225	14,633,969
Gtd. Notes	7.875		05/15/21	901	934,788
Gtd. Notes, 144A	6.625		01/15/27	4,055	3,984,037
NRG REMA LLC, Series B, Pass-Through Certificates(c)	9.237		07/02/17	238	199,793
Series C, Pass-Through Certificates(c)	9.681		07/02/26	11,755	7,993,400
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200		11/30/29	200	206,000
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000		03/01/27	10,085	10,185,850

					274,933,451

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.1%
Belden, Inc., Gtd. Notes, 144A(b)	5.500%		09/01/22	3,800	$3,918,750
General Cable Corp., Gtd. Notes(b)	5.750	(a)	10/01/22	5,487	5,377,260

					9,296,010

Engineering & Construction 0.2%
AECOM, Gtd. Notes(b)	5.875		10/15/24	10,025	10,952,313

Entertainment 4.2%
AMC Entertainment Holdings, Inc., Gtd. Notes(b)	5.750		06/15/25	9,275	9,611,219
Gtd. Notes, 144A	5.875		11/15/26	10,175	10,407,193
Carmike Cinemas, Inc., Gtd. Notes, 144A	6.000		06/15/23	6,650	7,082,250
CCM Merger, Inc., Gtd. Notes, 144A(c)	9.125		05/01/19	10,020	10,333,112
Cinemark USA, Inc., Gtd. Notes	4.875		06/01/23	15,014	15,389,350
Gtd. Notes	5.125		12/15/22	9,425	9,707,750
Eldorado Resorts, Inc., Gtd. Notes(b)	7.000		08/01/23	16,435	17,462,187
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375		04/15/21	965	1,004,806
Gtd. Notes	4.875		11/01/20	475	498,750
Gtd. Notes(b)	5.375		11/01/23	5,677	6,082,906
Gtd. Notes(b)	5.375		04/15/26	5,600	5,859,000
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A(b)	8.875		03/15/19	3,351	3,514,361
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500		02/15/25	11,756	12,843,430
Isle of Capri Casinos, Inc., Gtd. Notes	5.875		03/15/21	2,292	2,366,490
Gtd. Notes	8.875		06/15/20	4,675	4,879,531
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875		02/01/24	3,575	3,673,313
Mood Media Corp., Gtd. Notes, 144A(c)	9.250		10/15/20	3,825	2,620,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(c)	5.000		08/01/18	2,400	2,421,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000		04/15/22	4,725	4,884,469
Sr. Unsec’d. Notes	5.750		08/15/26	5,550	5,661,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625		01/15/27	5,025	5,043,844
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(b)	5.625		05/01/24	19,225	19,561,437
Regal Entertainment Group, Sr. Unsec’d. Notes(b)	5.750		03/15/22	2,050	2,144,813
Sr. Unsec’d. Notes	5.750		02/01/25	3,170	3,265,100

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d)
Scientific Games Corp., Gtd. Notes	8.125%	09/15/18	2,540	$2,546,350
Scientific Games International, Inc., Gtd. Notes(b)	6.625	05/15/21	24,065	22,621,100
Gtd. Notes(b)	10.000	12/01/22	43,164	45,807,795
Sr. Sec’d. Notes, 144A	7.000	01/01/22	9,925	10,557,719

				247,850,400

Environmental Control 0.4%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	10,925	11,170,813
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	5,200	5,317,000
Gtd. Notes	5.250	08/01/20	4,900	5,005,350

				21,493,163

Food 2.8%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750	03/15/25	12,225	12,247,922
Darling Ingredients, Inc., Gtd. Notes(b)	5.375	01/15/22	5,194	5,395,268
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	13,600	13,634,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	16,475	17,010,437
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(c)	5.750	06/15/25	26,065	26,912,112
Gtd. Notes, 144A(c)	5.875	07/15/24	14,563	15,218,335
Gtd. Notes, 144A(c)	7.250	06/01/21	4,175	4,300,250
Gtd. Notes, 144A(c)	7.250	06/01/21	11,475	11,819,250
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	11/01/26	650	660,075
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750	03/15/25	4,925	5,060,438
Post Holdings, Inc., Gtd. Notes, 144A	5.000	08/15/26	5,650	5,462,816
Gtd. Notes, 144A	6.000	12/15/22	9,325	9,837,875
Gtd. Notes, 144A	6.750	12/01/21	3,375	3,623,063
Gtd. Notes, 144A	7.750	03/15/24	5,414	6,009,540
Gtd. Notes, 144A(b)	8.000	07/15/25	5,575	6,285,812
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	6.750	06/01/21	9,310	9,286,725
Sr. Unsec’d. Notes(b)	7.750	11/15/22	11,375	11,232,812

				163,996,730

Food Service 0.1%
AdvancePierre Foods Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/24	4,500	4,578,750

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Forest Products & Paper 0.1%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	02/01/24	3,175	$3,238,500
Smurfit Kappa Acquisitions Unltd. Co. (Ireland), Gtd. Notes, 144A	4.875	09/15/18	4,900	5,054,840

				8,293,340

Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24	6,050	6,261,750
Sr. Unsec’d. Notes	5.875	08/20/26	9,700	10,015,250
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500	11/01/23	7,150	7,525,375

				23,802,375

Hand/Machine Tools 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(c)	7.000	02/01/21	7,870	7,555,200

Healthcare-Products 1.0%
Greatbatch Ltd., Gtd. Notes, 144A(b)	9.125	11/01/23	18,145	19,415,150
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750	04/15/23	13,945	12,411,050
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.500	04/15/25	2,425	2,255,250
Gtd. Notes, 144A(b)	5.625	10/15/23	5,516	5,295,360
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A(b)	6.625	05/15/22	19,650	17,537,625

				56,914,435

Healthcare-Services 6.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125	07/01/22	4,651	4,685,883
Gtd. Notes(b)	5.625	02/15/23	14,913	15,323,107
Gtd. Notes	6.125	03/15/21	2,870	2,941,750
Gtd. Notes	6.500	03/01/24	6,899	7,330,187
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	10,175	10,543,844
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875	02/01/22	38,330	33,634,575
Gtd. Notes(b)	7.125	07/15/20	26,600	25,004,000
Gtd. Notes(b)	8.000	11/15/19	4,277	4,180,768

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., Gtd. Notes(b)	5.375%		02/01/25	34,675	$36,278,719
Gtd. Notes(b)	5.875		05/01/23	4,700	5,111,250
Gtd. Notes(b)	5.875		02/15/26	5,295	5,678,887
Gtd. Notes(b)	7.500		02/15/22	1,750	2,019,063
Gtd. Notes	7.500		12/15/23	10,400	11,726,000
Sr. Sec’d. Notes	5.250		06/15/26	3,000	3,168,750
HealthSouth Corp., Gtd. Notes	5.125		03/15/23	1,525	1,525,000
Gtd. Notes(b)	5.750		11/01/24	9,125	9,307,500
Gtd. Notes(b)	5.750		09/15/25	6,625	6,707,812
Kindred Healthcare, Inc., Gtd. Notes(b)	6.375		04/15/22	3,550	3,279,313
Gtd. Notes(b)	8.000		01/15/20	17,950	18,129,500
Gtd. Notes(b)	8.750		01/15/23	12,476	12,117,315
LifePoint Health, Inc., Gtd. Notes(b)	5.500		12/01/21	1,200	1,248,750
Gtd. Notes(b)	5.875		12/01/23	3,675	3,776,063
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125		06/01/24	5,450	5,872,375
Select Medical Corp., Gtd. Notes(b)	6.375		06/01/21	23,150	23,294,687
Surgery Center Holdings, Inc., Gtd. Notes, 144A(b)	8.875		04/15/21	7,800	8,346,000
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500		01/01/22	850	920,125
Sr. Sec’d. Notes(b)	4.375		10/01/21	5,575	5,616,813
Sr. Sec’d. Notes	4.750		06/01/20	3,425	3,493,500
Sr. Sec’d. Notes(b)	6.000		10/01/20	800	848,000
Sr. Unsec’d. Notes	6.750		02/01/20	16,575	16,865,062
Sr. Unsec’d. Notes(b)	6.750		06/15/23	26,324	26,093,665
Sr. Unsec’d. Notes(b)	8.000		08/01/20	10,050	10,276,125
Sr. Unsec’d. Notes(b)	8.125		04/01/22	24,815	25,993,712
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750		08/01/22	7,100	7,313,000

					358,651,100

Home Builders 3.7%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750		06/15/19	7,225	7,509,665
Gtd. Notes	7.250	(a)	02/01/23	8,561	8,753,622
Gtd. Notes(b)	7.500		09/15/21	12,350	12,844,000
Gtd. Notes, 144A	8.750		03/15/22	12,026	13,046,767
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(b)	6.375		05/15/25	5,100	5,227,500
Gtd. Notes, 144A	6.500		12/15/20	400	411,760

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders (cont’d)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,623	$6,821,690
CalAtlantic Group, Inc., Gtd. Notes(b)	5.250	06/01/26	7,800	7,809,750
Gtd. Notes	5.375	10/01/22	3,675	3,858,750
Gtd. Notes(b)	5.875	11/15/24	1,752	1,879,020
Gtd. Notes(b)	6.250	12/15/21	5,975	6,557,562
Gtd. Notes(b)	8.375	01/15/21	2,700	3,155,625
KB Home, Gtd. Notes(b)	7.000	12/15/21	3,662	4,009,890
Gtd. Notes(b)	7.500	09/15/22	1,575	1,724,625
Gtd. Notes	7.625	05/15/23	11,575	12,529,937
Lennar Corp., Gtd. Notes(b)	4.750	05/30/25	9,898	10,021,725
Gtd. Notes	4.875	12/15/23	4,575	4,723,688
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	5,550	5,827,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.875	12/15/23	8,725	9,117,625
Meritage Homes Corp., Gtd. Notes(b)	6.000	06/01/25	3,575	3,718,000
PulteGroup, Inc., Gtd. Notes(b)	5.000	01/15/27	7,900	7,892,100
Gtd. Notes(b)	5.500	03/01/26	12,560	13,031,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125	04/01/25	5,805	5,906,587
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21	1,000	1,025,000
Gtd. Notes, 144A	5.625	03/01/24	10,273	10,581,190
Gtd. Notes, 144A(b)	5.875	04/15/23	11,954	12,581,585
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	350	359,188
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875	08/15/21	9,375	9,855,469
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	12,444	12,941,760
Gtd. Notes, 144A	5.875	01/31/25	13,775	13,792,219

				217,514,799

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes(b)	5.500	06/15/26	5,975	5,870,438

Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	5.250	12/15/24	6,925	7,011,563

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%		10/15/23	2,825	$3,010,377

Iron/Steel 0.8%
AK Steel Corp., Sr. Sec’d. Notes	7.500		07/15/23	9,300	10,160,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600		06/01/19	14,010	16,426,725
Cliffs Natural Resources, Inc., Gtd. Notes, 144A	5.750		03/01/25	4,650	4,561,650
Signode Industrial Group US, Inc., Gtd. Notes, 144A(b)(c)	6.375		05/01/22	13,650	14,025,375

					45,174,000

Leisure Time 0.6%
Carlson Travel, Inc., Sr. Sec’d. Notes, 144A	6.750		12/15/23	3,250	3,404,375
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250		03/15/18	2,300	2,420,750
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250		02/01/25	8,100	8,444,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(c)	6.250		05/15/25	11,000	10,587,500
Sr. Unsec’d. Notes, 144A(c)	8.500		10/15/22	9,124	9,534,580

					34,391,455

Lodging 2.1%
Boyd Gaming Corp., Gtd. Notes(b)	6.375		04/01/26	8,775	9,487,969
Gtd. Notes(b)	6.875		05/15/23	20,954	22,630,320
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000	(a)	10/01/20	5,050	5,283,562
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500		12/01/21	22,090	23,581,075
Interval Acquisition Corp., Gtd. Notes	5.625		04/15/23	6,000	6,195,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22	8,125	8,734,375
Sr. Sec’d. Notes, 144A	6.750		11/15/21	8,250	8,559,375
MGM Resorts International, Gtd. Notes(b)	5.250		03/31/20	3,500	3,683,750
Gtd. Notes	6.000		03/15/23	3,000	3,270,000
Gtd. Notes(b)	6.625		12/15/21	8,511	9,500,404
Gtd. Notes	6.750		10/01/20	1,050	1,157,310
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(b)(c)	6.375		06/01/21	20,692	20,898,920

					122,982,060

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.2%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A(b)(c)	7.000%	02/01/19	2,250	$2,295,000
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750	02/01/19	8,973	9,017,689

				11,312,689

Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500	06/15/23	4,400	4,598,000
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875	12/01/17	4,335	4,508,400
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(c)	8.750	12/15/19	3,525	3,679,219
Cloud Crane LLC, Sec’d. Notes, 144A(c)	10.125	08/01/24	11,195	12,286,512
CNH Industrial Capital LLC, Gtd. Notes(b)	3.625	04/15/18	3,027	3,079,973
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes	9.500	02/15/24	2,925	3,382,031

				31,534,135

Media 8.7%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(b)	7.500	05/15/26	8,925	9,583,219
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(b)	5.375	07/15/23	9,495	9,898,537
Belo Corp., Gtd. Notes	7.750	06/01/27	2,795	3,039,563
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(c)	6.875	02/15/25	6,065	6,414,344
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	7,455	7,827,750
Sr. Unsec’d. Notes	8.625	09/15/17	16,975	17,505,469
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125	02/15/23	4,729	4,924,071
Sr. Unsec’d. Notes(b)	5.250	09/30/22	1,120	1,164,800
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,650	2,749,375
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	3,150	3,299,625
Sr. Unsec’d. Notes, 144A(b)	5.500	05/01/26	8,375	8,887,969
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	10,073	10,778,110
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	2,950	3,163,875
Sr. Unsec’d. Notes, 144A(b)	5.875	05/01/27	26,282	28,229,496
Cequel Communications Holdings I LLC/ Cequel Capital Corp., Sr. Sec’d. Notes, 144A(b)	7.750	07/15/25	44,397	49,169,677
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	15,090	15,245,729
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	25,197	25,646,011
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	17,440	17,974,100

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d)
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	8,929	$9,018,290
Series A, Gtd. Notes	7.625	03/15/20	6,750	6,631,875
Series B, Gtd. Notes(b)	6.500	11/15/22	3,074	3,183,496
Series B, Gtd. Notes	7.625	03/15/20	7,440	7,495,800
DISH DBS Corp., Gtd. Notes(b)	5.875	07/15/22	3,075	3,297,938
Gtd. Notes	7.750	07/01/26	40,715	47,636,550
Gray Television, Inc., Gtd. Notes, 144A(b)	5.875	07/15/26	16,808	17,044,489
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	2,000	2,140,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	7,094	7,271,350
Sr. Unsec’d. Notes	6.375	04/01/23	4,870	5,113,500
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	11,345	12,224,237
Nexstar Broadcast, Inc., Gtd. Notes, 144A(b)	5.625	08/01/24	6,075	6,211,688
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(b)	5.000	04/15/22	2,925	3,012,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	14,766	15,744,247
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250	05/15/24	4,300	4,364,457
Sr. Sec’d. Notes, 144A	7.375	05/01/26	60,215	62,397,794
Sinclair Television Group, Inc., Gtd. Notes	5.375	04/01/21	5,050	5,201,500
Gtd. Notes(b)	6.125	10/01/22	1,990	2,082,038
Gtd. Notes, 144A	5.125	02/15/27	4,550	4,379,375
Gtd. Notes, 144A(b)	5.625	08/01/24	4,295	4,418,481
Gtd. Notes, 144A(b)	5.875	03/15/26	2,275	2,334,719
TEGNA, Inc., Gtd. Notes, 144A(b)	5.500	09/15/24	2,250	2,306,250
Time, Inc., Gtd. Notes, 144A(b)	5.750	04/15/22	9,173	9,459,656
Tribune Media Co., Gtd. Notes(b)	5.875	07/15/22	11,710	11,958,837
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125	01/15/25	3,875	4,097,813
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(b)(c)	5.125	02/15/25	8,922	8,799,322
Sr. Sec’d. Notes, 144A(c)	6.750	09/15/22	4,907	5,152,350
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	7,025	7,183,062
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	10,711	10,751,166

				516,414,750

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metal Fabricate & Hardware 0.6%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A	7.375%	12/15/23	4,425	$4,734,750
Novelis Corp., Gtd. Notes, 144A(b)	5.875	09/30/26	8,400	8,641,500
Gtd. Notes, 144A	6.250	08/15/24	3,250	3,445,000
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.875	06/15/23	15,830	17,887,900

				34,709,150

Mining 4.0%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	1,400	1,459,500
Alcoa Nederland Holding BV, Gtd. Notes, 144A(b)	6.750	09/30/24	4,500	4,893,750
Gtd. Notes, 144A(b)	7.000	09/30/26	4,350	4,774,125
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125	12/15/20	9,285	9,540,337
Ferroglobe PLC/Globe Specialty Metals, Inc., Gtd. Notes, 144A	9.375	03/01/22	2,225	2,330,688
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000	02/15/21	2,581	2,672,948
Gtd. Notes, 144A(b)	7.250	05/15/22	3,850	3,979,938
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(b)	9.750	03/01/22	14,425	16,687,994
Freeport-McMoRan, Inc., Gtd. Notes(b)	3.550	03/01/22	12,630	11,730,112
Gtd. Notes(b)	3.875	03/15/23	18,485	17,006,200
Gtd. Notes(b)	4.550	11/14/24	10,175	9,513,625
Gtd. Notes, 144A	6.500	11/15/20	3,472	3,567,480
Gtd. Notes, 144A	6.625	05/01/21	8,167	8,330,340
Gtd. Notes, 144A	6.750	02/01/22	6,525	6,786,000
International Wire Group, Inc., Sec’d. Notes, 144A(c)	10.750	08/01/21	10,345	10,034,650
Joseph T. Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A(b)	11.000	05/15/22	7,997	8,916,655
Kinross Gold Corp. (Canada), Gtd. Notes(b)	5.950	03/15/24	7,588	8,024,310
Gtd. Notes	6.875	09/01/41	2,950	2,986,875
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	7,150	7,596,875
Sr. Sec’d. Notes, 144A(b)	7.875	11/01/22	9,575	10,484,625
New Gold, Inc. (Canada), Gtd. Notes, 144A(b)	6.250	11/15/22	24,920	25,231,500
Gtd. Notes, 144A	7.000	04/15/20	5,445	5,540,288

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining (cont’d)
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	7,621	$7,805,428
Gtd. Notes(b)	4.750	01/15/22	35,597	36,976,384
Gtd. Notes(b)	6.000	08/15/40	1,950	1,954,875
Gtd. Notes(b)	6.250	07/15/41	11,040	11,454,000

				240,279,502

Miscellaneous Manufacturing 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750	03/15/22	1,413	1,407,701
Sr. Unsec’d. Notes, 144A(b)	6.000	10/15/22	2,550	2,553,187
Sr. Unsec’d. Notes, 144A	6.125	01/15/23	1,832	1,832,000
Sr. Unsec’d. Notes, 144A(b)	7.500	03/15/25	5,575	5,798,000
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	28,600	31,674,500
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	4,575	4,717,969
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(b)(c)	6.000	07/15/22	6,550	6,599,125

				54,582,482

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000	09/01/25	2,900	2,941,702
Gtd. Notes	5.500	12/01/24	10,085	10,589,250

				13,530,952

Oil & Gas 5.3%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes, 144A	7.875	12/15/24	5,125	5,419,688
Antero Resources Corp., Gtd. Notes	5.375	11/01/21	5,150	5,265,875
Gtd. Notes	5.625	06/01/23	6,425	6,505,313
California Resources Corp., Gtd. Notes(b)	6.000	11/15/24	1,609	1,230,885
Sec’d. Notes, 144A(b)	8.000	12/15/22	12,337	10,548,135
Concho Resources, Inc., Gtd. Notes(b)	5.500	04/01/23	7,325	7,581,375
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375	05/31/25	6,975	7,219,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000	08/15/21	11,420	11,876,800
Sr. Unsec’d. Notes, 144A	8.125	09/15/23	9,821	10,668,061
Halcon Resources Corp., Gtd. Notes, 144A	6.750	02/15/25	23,725	23,487,750

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(b)(c)	5.750%		10/01/25	10,400	$10,322,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375		01/30/23	8,075	7,166,563
Gtd. Notes, 144A(b)	6.500		03/15/21	20,875	21,344,687
Gtd. Notes, 144A	7.000		03/31/24	2,000	1,800,000
Sec’d. Notes, 144A(b)	6.500		01/15/25	12,850	12,560,875
Murphy Oil Corp., Sr. Unsec’d. Notes(b)	6.875		08/15/24	2,550	2,729,775
Newfield Exploration Co., Sr. Unsec’d. Notes(b)	5.375		01/01/26	9,625	10,034,062
Sr. Unsec’d. Notes(b)	5.750		01/30/22	1,906	2,034,655
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(b)	7.750		01/15/24	7,150	6,953,375
Parker Drilling Co., Gtd. Notes	7.500		08/01/20	500	487,500
Precision Drilling Corp. (Canada), Gtd. Notes	6.500		12/15/21	1,730	1,777,575
Gtd. Notes	6.625		11/15/20	1,196	1,222,725
Gtd. Notes, 144A	7.750		12/15/23	5,650	6,116,125
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250		05/01/23	445	438,325
Sr. Unsec’d. Notes(b)	5.375		10/01/22	2,300	2,311,500
Range Resources Corp., Gtd. Notes	4.875		05/15/25	4,700	4,447,375
Gtd. Notes, 144A(b)	5.000		08/15/22	3,182	3,102,450
Gtd. Notes, 144A(b)	5.000		03/15/23	1,450	1,404,688
Gtd. Notes, 144A	5.875		07/01/22	21,518	22,002,155
Rice Energy, Inc., Gtd. Notes	6.250		05/01/22	4,625	4,726,195
Gtd. Notes(b)	7.250		05/01/23	8,487	8,975,002
RSP Permian, Inc., Gtd. Notes, 144A	5.250		01/15/25	9,962	10,211,050
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(c)	6.500	(e)	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500		08/01/20	4,025	4,055,188
Gtd. Notes(b)	6.250		04/15/21	3,000	3,045,000
Gtd. Notes	6.375		04/01/23	12,425	12,549,250
Tesoro Corp., Gtd. Notes, 144A	4.750		12/15/23	6,700	6,934,500
Gtd. Notes, 144A	5.125		12/15/26	11,350	12,002,625
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000		11/01/20	7,150	6,738,875
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes(b)	7.500		02/15/23	8,324	9,031,540

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d)
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21		7,750	$8,011,562
Whiting Petroleum Corp., Gtd. Notes(b)	6.250	04/01/23		775	776,938
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000	01/15/22		9,858	10,067,482
Sr. Unsec’d. Notes	7.500	08/01/20		3,375	3,636,563
Sr. Unsec’d. Notes	8.250	08/01/23		4,925	5,516,000

					314,337,205

Oil & Gas Services
SESI LLC, Gtd. Notes	6.375	05/01/19		1,148	1,152,305
Gtd. Notes(b)	7.125	12/15/21		435	446,963

					1,599,268

Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125	09/15/23		9,625	10,046,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000	06/30/21		1,725	1,789,688
Gtd. Notes, 144A	6.000	02/15/25		8,625	8,862,187
Gtd. Notes, 144A	6.250	01/31/19		2,825	2,869,663
Gtd. Notes, 144A	6.750	01/31/21		2,543	2,636,582
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,171,962
Gtd. Notes, 144A	7.250	05/15/24		23,450	25,560,500
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19		16,620	16,412,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	5.875	08/15/23		2,209	2,371,914
Gtd. Notes, 144A	6.375	08/15/25		1,275	1,384,172
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19		9,005	7,451,638
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	6.500	10/01/21		15,929	16,645,805
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A(b)	7.000	07/15/24		13,660	14,693,037
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		725	746,750
Sealed Air Corp., Gtd. Notes, 144A(b)	4.875	12/01/22		3,225	3,333,844
Gtd. Notes, 144A(b)	5.125	12/01/24		4,000	4,180,000
Gtd. Notes, 144A	5.250	04/01/23		3,025	3,176,250

					123,332,336

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals 3.0%
Endo Finance LLC, Gtd. Notes, 144A(b)	5.750%	01/15/22	5,825	$5,402,687
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	11,425	10,111,125
Gtd. Notes, 144A	7.250	01/15/22	3,625	3,509,453
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(b)	6.000	07/15/23	15,580	14,333,600
Gtd. Notes, 144A(b)	6.000	02/01/25	19,975	17,852,656
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes(b)	5.250	04/01/22	4,450	4,616,875
Horizon Pharma, Inc., Gtd. Notes(b)	6.625	05/01/23	10,625	10,292,969
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A(b)	8.750	11/01/24	5,350	5,590,750
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(b)(c)	7.625	05/15/21	19,575	20,676,094
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375	03/15/20	5,000	4,481,250
Gtd. Notes, 144A	5.500	03/01/23	9,400	7,578,750
Gtd. Notes, 144A	5.625	12/01/21	1,750	1,474,375
Gtd. Notes, 144A	5.875	05/15/23	3,750	3,051,563
Gtd. Notes, 144A(b)	6.125	04/15/25	11,140	8,870,225
Gtd. Notes, 144A(b)	7.000	10/01/20	3,500	3,255,000
Gtd. Notes, 144A(b)	7.500	07/15/21	34,250	31,467,187
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24	23,050	26,392,250

				178,956,809

Pipelines 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	09/15/24	3,725	3,780,875
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20	3,650	4,101,687
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(b)	6.000	05/15/23	9,400	9,517,500
Gtd. Notes	6.750	08/01/22	5,575	5,811,937
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)	5.625	04/15/20	6,775	7,147,625
Sr. Unsec’d. Notes, 144A(c)	6.000	01/15/19	4,300	4,515,000
Sr. Unsec’d. Notes, 144A(c)	6.875	04/15/40	2,732	2,909,580
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625	11/15/23	925	901,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	8,650	8,736,500

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines (cont’d)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(b)	6.750%	03/15/24	4,900	$5,353,250
Gtd. Notes, 144A(b)	5.125	02/01/25	4,350	4,524,000
Gtd. Notes, 144A(b)	5.375	02/01/27	4,375	4,560,937
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875	10/01/20	2,650	2,731,488
Gtd. Notes	6.125	10/15/21	3,050	3,183,438
Gtd. Notes	6.250	10/15/22	2,475	2,648,250
Gtd. Notes	6.375	05/01/24	4,050	4,402,674

				74,826,616

Real Estate 0.7%
CBRE Services, Inc., Gtd. Notes	5.000	03/15/23	7,575	7,848,276
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	15,150	15,850,687
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(c)	8.250	12/01/22	8,750	9,537,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(b)	4.875	06/01/23	9,425	9,283,625

				42,520,088

Real Estate Investment Trusts (REITs) 1.1%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	6,500	6,859,255
FelCor Lodging LP, Gtd. Notes(b)	6.000	06/01/25	4,400	4,675,000
Sr. Sec’d. Notes	5.625	03/01/23	1,475	1,544,886
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500	09/01/26	9,100	8,849,750
Gtd. Notes, 144A(b)	5.625	05/01/24	6,825	7,217,437
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26	5,450	5,504,500
Gtd. Notes	5.500	05/01/24	3,500	3,596,250
Gtd. Notes	6.375	03/01/24	4,250	4,536,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	3,550	3,629,875
Gtd. Notes	5.000	04/15/23	5,157	5,266,586
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	5,225	5,225,000
Gtd. Notes	5.500	02/01/21	1,600	1,660,000

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d)
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	$6,111,912

				64,677,326

Retail 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(b)	6.000	04/01/22	6,375	6,647,850
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	5,650	5,551,125
Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,429	6,734,377
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	10,350	10,893,375
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125	03/15/20	3,675	1,548,094
Sr. Sec’d. Notes, 144A	9.000	03/15/19	8,225	3,762,938
CST Brands, Inc., Gtd. Notes	5.000	05/01/23	2,150	2,230,625
Dollar Tree, Inc., Gtd. Notes(b)	5.750	03/01/23	7,805	8,283,056
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(b)	6.750	06/15/23	3,775	3,661,750
Sr. Unsec’d. Notes	6.500	05/01/21	4,275	4,178,813
Sr. Unsec’d. Notes(b)	6.750	01/15/22	6,064	5,882,080
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(b)	8.625	06/15/20	5,955	5,865,675
Sr. Unsec’d. Notes, 144A	8.625	06/15/20	11,925	11,746,125
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(b)(c)	9.250	06/15/21	13,025	13,220,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250	06/01/26	6,775	7,003,656
L Brands, Inc., Gtd. Notes(b)	6.750	07/01/36	13,700	13,170,221
Gtd. Notes	6.875	11/01/35	6,325	6,079,906
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(c)	6.750	10/15/24	19,175	19,942,000
Men’s Wearhouse, Inc. (The), Gtd. Notes(b)	7.000	07/01/22	16,777	15,854,265
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(b)	8.000	10/15/21	42,358	26,579,645
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125	03/15/23	31,537	30,945,681
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(b)	10.250	06/30/20	11,640	11,581,800
Rite Aid Corp., Gtd. Notes, 144A(b)	6.125	04/01/23	22,375	23,709,669
Ruby Tuesday, Inc., Gtd. Notes(b)	7.625	05/15/20	11,475	11,130,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(b)	5.625	12/01/25	5,682	5,781,435
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	5,725	5,782,250
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(c)	8.000	06/15/22	9,728	7,976,960

				275,744,496

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Semiconductors 1.3%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A(b)	7.500%	09/15/23	7,000	$7,805,000
Sr. Unsec’d. Notes(b)	5.500	02/01/25	7,610	7,857,325
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	11,900	12,004,125
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	5,000	5,062,500
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	13,625	13,999,687
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,507,813
Gtd. Notes, 144A	5.750	02/15/21	3,635	3,741,778
Sensata Technologies BV, Gtd. Notes, 144A	4.875	10/15/23	6,075	6,204,094
Gtd. Notes, 144A	5.000	10/01/25	2,000	2,030,000
Gtd. Notes, 144A	5.625	11/01/24	3,560	3,755,800
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(b)	6.250	02/15/26	6,195	6,675,112

				75,643,234

Software 5.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125	07/15/21	66,455	67,451,825
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18	9,500	9,785,000
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000	10/15/19	25,795	25,891,731
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	10,025	10,353,920
Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250	10/15/24	3,855	3,999,563
First Data Corp., Gtd. Notes, 144A(b)	7.000	12/01/23	68,110	73,218,250
Sec’d. Notes, 144A(b)	5.750	01/15/24	11,170	11,574,913
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000	11/30/24	10,825	11,772,188
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(b)(c)	7.125	05/01/21	32,219	33,105,022
Infor US, Inc., Gtd. Notes(b)(c)	6.500	05/15/22	17,363	18,057,520
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	18,300	17,677,800
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	4,194	4,275,699
Gtd. Notes, 144A	6.000	07/01/24	12,775	13,206,156
Rackspace Hosting, Inc., Gtd. Notes, 144A(b)	8.625	11/15/24	8,825	9,299,344
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	4,825	5,066,250

				314,735,181

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 5.6%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23	5,225	$5,799,750
Anixter, Inc., Gtd. Notes	5.500		03/01/23	1,975	2,068,813
Avaya, Inc., Sec’d. Notes, 144A(b)(c)	10.500	(e)	03/01/21	14,305	3,933,875
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes(b)	6.875		01/15/28	4,700	4,553,125
CommScope Technologies Finance LLC, Gtd. Notes, 144A(b)	6.000		06/15/25	15,684	16,781,880
CommScope, Inc., Gtd. Notes, 144A	5.500		06/15/24	3,925	4,111,438
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125		04/01/22	780	632,011
Sr. Unsec’d. Notes, 144A	8.250		09/30/20	10,100	8,925,875
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(b)	6.750		03/01/23	9,820	9,034,400
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250		09/15/21	1,475	1,408,625
Sr. Unsec’d. Notes	6.875		01/15/25	2,100	1,769,250
Sr. Unsec’d. Notes(b)	8.750		04/15/22	3,400	3,400,000
Sr. Unsec’d. Notes	9.250		07/01/21	850	894,625
Sr. Unsec’d. Notes(b)	11.000		09/15/25	27,455	27,592,275
GTT Escrow Corp., Gtd. Notes, 144A	7.875		12/31/24	8,130	8,516,175
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875		05/15/22	5,610	5,610,000
Gtd. Notes, 144A(b)	6.500		10/01/24	6,143	6,342,647
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	5.500		08/01/23	17,000	13,982,500
Gtd. Notes(b)	7.250		10/15/20	4,600	4,255,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(b)	7.750		06/01/21	11,510	6,474,375
Gtd. Notes(b)	8.125		06/01/23	13,375	7,222,500
Level 3 Financing, Inc., Gtd. Notes	5.125		05/01/23	5,500	5,610,000
Gtd. Notes	5.375		05/01/25	4,425	4,568,813
Gtd. Notes, 144A	5.250		03/15/26	7,702	7,769,392
Sprint Capital Corp., Gtd. Notes(b)	6.875		11/15/28	21,145	22,545,856
Gtd. Notes	6.900		05/01/19	5,660	6,029,711
Gtd. Notes	8.750		03/15/32	5,200	6,240,000
Sprint Communications, Inc., Gtd. Notes, 144A(c)	7.000		03/01/20	1,313	1,434,453
Gtd. Notes, 144A(c)	9.000		11/15/18	2,265	2,477,344
Sprint Corp., Gtd. Notes(b)(c)	7.125		06/15/24	11,990	12,945,483
Gtd. Notes(b)(c)	7.625		02/15/25	30,638	34,161,370
Gtd. Notes(b)(c)	7.875		09/15/23	3,890	4,327,625

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d)
T-Mobile USA, Inc., Gtd. Notes(b)	6.375%	03/01/25	7,375	$7,927,977
Gtd. Notes(b)	6.500	01/15/26	12,800	14,064,000
Gtd. Notes	6.633	04/28/21	5,900	6,137,180
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(b)	5.303	05/30/24	7,400	7,529,500
West Corp., Gtd. Notes, 144A	5.375	07/15/22	7,775	7,467,887
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375	04/23/21	24,550	25,562,687
Sr. Sec’d. Notes, 144A	6.500	04/30/20	3,300	3,424,080
Windstream Services LLC, Gtd. Notes(b)	6.375	08/01/23	6,725	6,119,750

				329,652,247

Textiles 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	24,861	25,668,982

Transportation 0.6%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000	03/01/21	3,625	2,347,187
Gtd. Notes	5.875	04/01/20	5,750	3,823,750
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	4,605,500
XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23	9,850	10,342,500
Gtd. Notes, 144A(b)	6.500	06/15/22	14,685	15,419,250

				36,538,187

TOTAL CORPORATE BONDS (cost $5,226,349,188)				5,379,573,483

NON-CORPORATE FOREIGN AGENCIES 0.6%
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	9,600	10,416,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(b)	5.000	05/01/25	4,100	4,151,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125	01/17/22	1,265	1,299,787
Gtd. Notes	7.375	01/17/27	4,705	4,921,430
Gtd. Notes	8.375	05/23/21	7,000	7,807,100
Gtd. Notes	8.750	05/23/26	8,000	9,076,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $36,018,595)				37,671,567

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS

Consumer
WKI Holding Co., Inc.^(c)	6,031	$189,916

Energy Equipment & Services
Seventy Seven Energy, Inc.	2,860	140,140

Oil, Gas & Consumable Fuels
Pacific Exploration & Production Corp. (Colombia)(b)	27,914	1,134,887

TOTAL COMMON STOCKS (cost $2,539,422)		1,464,943

PREFERRED STOCKS 0.2%

Banks 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 7.409%(a)(b)	153,000	4,031,550

Building Materials & Construction
New Millennium Homes LLC*^(c)	2,000	90,000

Cable
Adelphia Communications Corp. (Class A Stock)*^(c)(e)	20,000	20

Capital Markets
Goldman Sachs Group, Inc. (The), Series K, (fixed to floating preferred), 6.375%(a)(b)(c)	87,000	2,489,940

Independent Power & Renewable Electricity Producers 0.1%
Dynegy, Inc., Series A, (fixed to floating preferred), 5.375%(b)(c)	162,812	4,871,335

TOTAL PREFERRED STOCKS (cost $14,748,960)		11,482,845

	Units
WARRANTS*

Chemicals
Hercules, Inc., expiring 03/31/29(c)	230	—

Energy Equipment & Services
Seventy Seven Energy, Inc., expiring 08/01/21	15,529	382,013

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17^(c)	6,854	69

TOTAL WARRANTS (cost $69,881)		382,082

TOTAL LONG-TERM INVESTMENTS (cost $5,355,955,710)		5,500,772,693

See Notes to Financial Statements.

36

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 30.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(f)	48,809	$452,946
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(f)	328,612,944	328,612,944
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,501,038,715; includes $1,500,178,530 of cash collateral for securities on loan)(f)(g)	1,500,918,038	1,501,368,313

TOTAL SHORT-TERM INVESTMENTS (cost $1,830,125,286)(Note 3)		1,830,434,203

TOTAL INVESTMENTS 123.6% (cost $7,186,080,996)(Note 5)		7,331,206,896
Liabilities in excess of other assets(h) (23.6)%		(1,401,301,760)

NET ASSETS 100.0%		$5,929,905,136

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,275,195 and 0.1% of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,469,100,165; cash collateral of $1,500,178,530 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $569,854,885 is approximately 9.6% of net assets.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $52,007,450. The aggregate value of $43,276,285 is approximately 0.7% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(g)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Futures contracts outstanding at February 28, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
768	2 Year U.S. Treasury Notes	Jun. 2017	$166,158,637	$166,200,000	$41,363
1,003	10 Year U.S. Treasury Notes	Jun. 2017	124,799,707	124,951,859	152,152
374	20 Year U.S. Treasury Bonds	Jun. 2017	56,183,582	56,719,437	535,855
165	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	26,316,189	26,693,906	377,717

					$1,107,087

Cash of $4,020,000 has been segregated with Citigroup to cover requirements for open future contracts at February 28, 2017.

Forward foreign currency exchange contracts outstanding at February 28, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 03/02/17	Morgan Stanley	EUR	1,033	$1,093,133	$1,094,162	$1,029

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 03/02/17	Morgan Stanley	EUR	1,033	$1,105,316	$1,094,162	$11,154
Expiring 04/04/17	Morgan Stanley	EUR	1,033	1,094,950	1,096,035	(1,085)

				$2,200,266	$2,190,197	10,069

						$11,098

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

38

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$64,205,276	$5,992,497
Corporate Bonds	—	5,379,570,790	2,693
Non-Corporate Foreign Agencies	—	37,671,567	—
Common Stocks	1,275,027	—	189,916
Preferred Stocks	11,392,825	—	90,020
Warrants	382,013	—	69
Affiliated Mutual Funds	1,830,434,203	—	—
Other Financial Instruments*
Futures Contracts	1,107,087	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,098	—

Total	$1,844,591,155	$5,481,458,731	$6,275,195

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows:

Affiliated Mutual Funds (including 25.3% of collateral for securities on loan)	30.9%
Media	8.7
Healthcare-Services	6.0
Telecommunications	5.6
Software	5.3
Oil & Gas	5.3
Electric	4.7
Retail	4.6
Chemicals	4.3
Entertainment	4.2
Mining	4.0
Home Builders	3.7
Commercial Services	3.1
Pharmaceuticals	3.0
Food	2.8
Packaging & Containers	2.1
Lodging	2.1%
Building Materials	1.9
Diversified Financial Services	1.8
Auto Parts & Equipment	1.3
Semiconductors	1.3
Pipelines	1.3
Computers	1.2
Real Estate Investment Trusts (REITs)	1.1
Distribution/Wholesale	1.0
Healthcare-Products	1.0
Miscellaneous Manufacturing	0.9
Iron/Steel	0.8
Real Estate	0.7
Technology	0.7
Coal	0.6
Non-Corporate Foreign Agencies	0.6
Transportation	0.6

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Metal Fabricate & Hardware	0.6%
Leisure Time	0.6
Aerospace & Defense	0.6
Machinery-Diversified	0.5
Textiles	0.4
Gas	0.4
Banks	0.4
Environmental Control	0.4
Advertising	0.3
Office/Business Equipment	0.2
Machinery-Construction & Mining	0.2
Engineering & Construction	0.2
Biotechnology	0.2
Electrical Components & Equipment	0.1
Forest Products & Paper	0.1
Agriculture	0.1
Hand/Machine Tools	0.1%
Gaming	0.1
Household Products/Wares	0.1
Auto Manufacturers	0.1
Home Furnishings	0.1
Beverages	0.1
Independent Power & Renewable Electricity Producers	0.1
Food Service	0.1
Capital Goods	0.1
Retailers	0.1
Housewares	0.1

123.6
Liabilities in excess of other assets	(23.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$382,082		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,183		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,085
Interest rate contracts	Due to/from broker—variation margin futures	1,107,087	*	—	—

		$1,501,352			$1,085

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

40

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Forward Currency Exchange Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$(4,578,442)	$(4,578,442)
Equity contracts	(2)	—	—	—	(2)
Foreign exchange contracts	—	—	40,027	—	40,027
Interest rate contracts	—	(3,687,033)	—	—	(3,687,033)

Total	$(2)	$(3,687,033)	$40,027	$(4,578,442)	$(8,225,450)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Forward Currency Exchange Contracts(2)	Total
Equity contracts	$320,422	$—	$—	$320,422
Foreign exchange contracts	—	—	27,234	27,234
Interest rate contracts	—	1,267,872	—	1,267,872

Total	$320,422	$1,267,872	$27,234	$1,615,528

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended February 28, 2017, the Portfolio’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Credit Default Swap Agreements— Buy Protection(3)
$294,979,736	$55,237,814	$1,117,477	$2,243,510	$33,333,333

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential High Yield Fund	41

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into other financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$1,469,100,165	$(1,469,100,165)	$ —

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Morgan Stanley	$12,183	$(1,085)	$ —	$11,098

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Morgan Stanley	$(1,085)	$1,085	$ —	$ —

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

42

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Investments at value, including securities on loan of $1,469,100,165:
Unaffiliated investments (cost $5,355,955,710)	$5,500,772,693
Affiliated investments (cost $1,830,125,286)	1,830,434,203
Cash	63,712
Foreign currency, at value (cost $35,789)	35,556
Deposit with broker for futures	4,020,000
Dividends and interest receivable	98,983,979
Receivable for Fund shares sold	26,139,528
Receivable for investments sold	14,489,906
Due from broker—variation margin futures	93,885
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,183
Prepaid expenses	24,277

Total assets	7,475,069,922

Liabilities
Payable to broker for collateral for securities on loan	1,500,178,530
Payable for investments purchased	19,542,293
Payable for Fund shares reacquired	18,688,483
Dividends payable	2,914,820
Management fee payable	1,749,300
Accrued expenses and other liabilities	1,312,214
Distribution fee payable	585,800
Affiliated transfer agent fee payable	184,076
Deferred directors’ fees	8,185
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,085

Total liabilities	1,545,164,786

Net Assets	$5,929,905,136

Net assets were comprised of:
Common stock, at par	$10,644,109
Paid-in capital in excess of par	5,901,735,682

5,912,379,791
Undistributed net investment income	4,173,302
Accumulated net realized loss on investment and foreign currency transactions	(132,892,224)
Net unrealized appreciation on investments and foreign currencies	146,244,267

Net assets, February 28, 2017	$5,929,905,136

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share ($1,338,381,807 ÷ 240,463,217 shares of common stock issued and outstanding)	$5.57
Maximum sales charge (4.50% of offering price)	0.26

Maximum offering price to public	$5.83

Class B
Net asset value, offering price and redemption price per share ($177,469,303 ÷ 31,925,705 shares of common stock issued and outstanding)	$5.56

Class C
Net asset value, offering price and redemption price per share ($264,560,484 ÷ 47,596,569 shares of common stock issued and outstanding)	$5.56

Class Q
Net asset value, offering price and redemption price per share ($1,504,289,702 ÷ 270,192,538 shares of common stock issued and outstanding)	$5.57

Class R
Net asset value, offering price and redemption price per share ($61,974,679 ÷ 11,138,211 shares of common stock issued and outstanding)	$5.56

Class Z
Net asset value, offering price and redemption price per share ($2,583,229,161 ÷ 463,094,628 shares of common stock issued and outstanding)	$5.58

See Notes to Financial Statements.

Prudential High Yield Fund	45

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income	$177,731,195
Income from securities lending, net (including affiliated income of $775,620)	1,681,313
Affiliated dividend income	788,719
Unaffiliated dividend income	648,181

Total income	180,849,408

Expenses
Management fee	10,448,865
Distribution fee—Class A	1,648,408
Distribution fee—Class B	666,055
Distribution fee—Class C	1,268,992
Distribution fee—Class R	219,094
Transfer agent’s fees and expenses (including affiliated expense of $457,200)	2,652,000
Custodian and accounting fees	244,000
Registration fees	206,000
Shareholders’ reports	129,000
Directors’ fees	41,000
Insurance expenses	29,000
Legal fees and expenses	21,000
Audit fee	19,000
Miscellaneous	13,411

Total expenses	17,605,825
Less: Distribution fee waiver—Class R	(73,033)

Net expenses	17,532,792

Net investment income (loss)	163,316,616

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(276))	11,175,522
Futures transactions	(3,687,033)
Swap agreement transactions	(4,578,442)
Foreign currency transactions	39,236

2,949,283

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $328,634)	118,271,077
Futures	1,267,872
Foreign currencies	26,872

119,565,821

Net gain (loss) on investment and foreign currency transactions	122,515,104

Net Increase (Decrease) In Net Assets Resulting From Operations	$285,831,720

See Notes to Financial Statements.

46

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,316,616	$229,527,207
Net realized gain (loss) on investment and foreign currency transactions	2,949,283	(31,419,690)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	119,565,821	146,770,981

Net increase (decrease) in net assets resulting from operations	285,831,720	344,878,498

Dividends from net investment income (Note 1)
Class A	(40,688,014)	(75,405,006)
Class B	(5,042,367)	(11,275,345)
Class C	(6,885,567)	(12,620,814)
Class Q	(19,597,269)	(12,161,646)
Class R	(1,732,685)	(3,128,553)
Class Z	(92,090,355)	(122,673,401)

	(166,036,257)	(237,264,765)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,663,671,283	2,159,239,037
Net asset value of shares issued in reinvestment of dividends and distributions	146,988,943	208,297,523
Cost of shares reacquired	(787,979,358)	(978,102,009)

Net increase (decrease) in net assets from Fund share transactions	1,022,680,868	1,389,434,551

Total increase (decrease)	1,142,476,331	1,497,048,284

Net Assets:
Beginning of period	4,787,428,805	3,290,380,521

End of period(a)	$5,929,905,136	$4,787,428,805

(a) Includes undistributed net investment income of:	$4,173,302	$6,892,943

See Notes to Financial Statements.

Prudential High Yield Fund	47

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, open-end management investment company. The Company consists of two investment portfolios: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund.

The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale

48

price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential High Yield Fund	49

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from

50

the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential High Yield Fund	51

Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented on the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS’’) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

52

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of

Prudential High Yield Fund	53

Notes to Financial Statements (unaudited) (continued)

collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party.

54

Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, financial futures contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Delayed-Delivery Transactions: The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Payment in Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the

Prudential High Yield Fund	55

Notes to Financial Statements (unaudited) (continued)

existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income; and pay distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may

56

differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .40% for the six months ended February 28, 2017.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .75%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through December 31, 2017 to limit such expenses to .50% of the average daily net assets of the Class R shares.

Prudential High Yield Fund	57

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it has received $1,358,256 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2017 it received $62,823 and $19,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. For the period ended February 28, 2017, PGIM, Inc. was compensated $395,963 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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Note 4. Portfolio Securities

The aggregate cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended February 28, 2017, were $1,712,879,376 and $943,873,751, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$7,198,521,784

Appreciation	230,905,355
Depreciation	(98,220,243)

Net Unrealized Appreciation	$132,685,112

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$74,760,000

Pre-Enactment Losses:
Expiring 2018	$49,857,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not

Prudential High Yield Fund	59

Notes to Financial Statements (unaudited) (continued)

subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, $01 par value per share, which have been classified and designated for the Fund into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T common stock. Of the authorized shares of common stock of the Fund, 665 million are designated for Class A common stock, 50 million are designated for Class B common stock, 200 million are designated for Class C common stock, 1 billion are designated for Class Q common stock, 150 million are designated for Class R common stock, 2.6 billion are designated for Class Z common stock and 750 million are designated for Class T common stock. The Fund currently does not have any Class T shares outstanding.

At reporting period end, 5 shareholders of record held 47% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	36,307,291	$198,011,905
Shares issued in reinvestment of dividends and distributions	6,211,905	33,937,972
Shares reacquired	(27,411,456)	(149,138,483)

Net increase (decrease) in shares outstanding before conversion	15,107,740	82,811,394
Shares issued upon conversion from other share class(es)	1,818,925	9,877,057
Shares reacquired upon conversion into other share class(es)	(15,400,070)	(84,960,057)

Net increase (decrease) in shares outstanding	1,526,595	$7,728,394

Year ended August 31, 2016:
Shares sold	56,268,426	$293,394,788
Shares issued in reinvestment of dividends and distributions	12,093,016	62,948,624
Shares reacquired	(55,399,875)	(287,064,270)

Net increase (decrease) in shares outstanding before conversion	12,961,567	69,279,142
Shares issued upon conversion from other share class(es)	1,779,444	9,278,767
Shares reacquired upon conversion into other share class(es)	(2,241,792)	(11,774,975)

Net increase (decrease) in shares outstanding	12,499,219	$66,782,934

60

Class B	Shares	Amount
Six months ended February 28, 2017:
Shares sold	130,474	$711,306
Shares issued in reinvestment of dividends and distributions	764,644	4,170,598
Shares reacquired	(2,025,508)	(11,026,245)

Net increase (decrease) in shares outstanding before conversion	(1,130,390)	(6,144,341)
Shares reacquired upon conversion into other share class(es)	(1,476,229)	(8,018,951)

Net increase (decrease) in shares outstanding	(2,606,619)	$(14,163,292)

Year ended August 31, 2016:
Shares sold	488,276	$2,506,254
Shares issued in reinvestment of dividends and distributions	1,781,912	9,254,370
Shares reacquired	(6,223,869)	(32,141,255)

Net increase (decrease) in shares outstanding before conversion	(3,953,681)	(20,380,631)
Shares reacquired upon conversion into other share class(es)	(1,610,858)	(8,404,551)

Net increase (decrease) in shares outstanding	(5,564,539)	$(28,785,182)

Class C
Six months ended February 28, 2017:
Shares sold	6,512,079	$35,483,197
Shares issued in reinvestment of dividends and distributions	1,077,317	5,877,169
Shares reacquired	(4,693,053)	(25,546,687)

Net increase (decrease) in shares outstanding before conversion	2,896,343	15,813,679
Shares reacquired upon conversion into other share class(es)	(1,243,436)	(6,773,465)

Net increase (decrease) in shares outstanding	1,652,907	$9,040,214

Year ended August 31, 2016:
Shares sold	13,626,241	$70,885,406
Shares issued in reinvestment of dividends and distributions	2,043,839	10,628,774
Shares reacquired	(13,155,122)	(67,789,742)

Net increase (decrease) in shares outstanding before conversion	2,514,958	13,724,438
Shares reacquired upon conversion into other share class(es)	(598,077)	(3,141,716)

Net increase (decrease) in shares outstanding	1,916,881	$10,582,722

Class Q
Six months ended February 28, 2017:
Shares sold	38,311,875	$210,206,439
Shares issued in reinvestment of dividends and distributions	3,396,244	18,684,047
Shares reacquired	(11,158,221)	(61,109,160)

Net increase (decrease) in shares outstanding before conversion	30,549,898	167,781,326
Shares issued upon conversion from other share class(es)	179,607,387	987,840,628
Shares reacquired upon conversion into other share class(es)	(30,429)	(167,360)

Net increase (decrease) in shares outstanding	210,126,856	$1,155,454,594

Year ended August 31, 2016:
Shares sold	51,581,818	$264,441,391
Shares issued in reinvestment of dividends and distributions	2,246,447	11,745,056
Shares reacquired	(4,615,331)	(23,834,099)

Net increase (decrease) in shares outstanding before conversion	49,212,934	252,352,348
Shares issued upon conversion from other share class(es)	4,958	26,228

Net increase (decrease) in shares outstanding	49,217,892	$252,378,576

Prudential High Yield Fund	61

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended February 28, 2017:
Shares sold	1,968,438	$10,727,279
Shares issued in reinvestment of dividends and distributions	316,806	1,730,507
Shares reacquired	(1,702,159)	(9,260,040)

Net increase (decrease) in shares outstanding	583,085	$3,197,746

Year ended August 31, 2016:
Shares sold	3,171,239	$16,472,414
Shares issued in reinvestment of dividends and distributions	600,526	3,125,205
Shares reacquired	(2,831,632)	(14,694,374)

Net increase (decrease) in shares outstanding	940,133	$4,903,245

Class Z
Six months ended February 28, 2017:
Shares sold	221,252,911	$1,208,531,157
Shares issued in reinvestment of dividends and distributions	15,095,194	82,588,650
Shares reacquired	(97,507,831)	(531,898,743)

Net increase (decrease) in shares outstanding before conversion	138,840,274	759,221,064
Shares issued upon conversion from other share class(es)	16,595,375	91,549,933
Shares reacquired upon conversion into other share class(es)	(179,559,147)	(989,347,785)

Net increase (decrease) in shares outstanding	(24,123,498)	$(138,576,788)

Year ended August 31, 2016:
Shares sold	289,691,300	$1,511,538,784
Shares issued in reinvestment of dividends and distributions	21,142,763	110,595,494
Shares reacquired	(106,351,890)	(552,578,269)

Net increase (decrease) in shares outstanding before conversion	204,482,173	1,069,556,009
Shares issued upon conversion from other share class(es)	2,825,728	14,876,731
Shares reacquired upon conversion into other share class(es)	(166,016)	(860,484)

Net increase (decrease) in shares outstanding	207,141,885	$1,083,572,256

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid

62

quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended February 28, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential High Yield Fund	63

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.45		$5.38	$5.80	$5.60	$5.59	$5.34
Income (loss) from investment operations:
Net investment income (loss)	.16		.32	.33	.33	.34	.37
Net realized and unrealized gain (loss) on investment transactions	.13		.08	(.41)	.22	.04	.27
Total from investment operations	.29		.40	(.08)	.55	.38	.64
Less Dividends:
Dividends from net investment income	(.17)		(.33)	(.34)	(.35)	(.37)	(.39)
Net asset value, end of period	$5.57		$5.45	$5.38	$5.80	$5.60	$5.59
Total Return(b):	5.36%		7.96%	(1.39)%	10.11%	6.85%	12.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,338,382		$1,302,432	$1,218,179	$1,347,911	$1,327,678	$1,339,113
Average net assets (000)	$1,329,657		$1,180,916	$1,290,432	$1,355,610	$1,385,567	$1,187,666
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	.78%	(e)	.82%	.83%	.82%	.83%	.87%
Expenses before waivers and/or expense reimbursement(d)	.78%	(e)	.82%	.85%	.87%	.88%	.92%
Net investment income (loss)	6.08%	(e)	6.18%	5.88%	5.78%	6.04%	6.75%
Portfolio turnover rate	19%	(f)	28%	48%	51%	55%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

64

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.44		$5.37	$5.80	$5.60	$5.59	$5.34
Income (loss) from investment operations:
Net investment income (loss)	.15		.29	.30	.30	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.12		.09	(.42)	.23	.03	.28
Total from investment operations	.27		.38	(.12)	.53	.35	.62
Less Dividends:
Dividends from net investment income	(.15)		(.31)	(.31)	(.33)	(.34)	(.37)
Net asset value, end of period	$5.56		$5.44	$5.37	$5.80	$5.60	$5.59
Total Return(b):	5.11%		7.43%	(2.06)%	9.57%	6.33%	12.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,469		$188,011	$215,462	$259,756	$213,714	$163,309
Average net assets (000)	$179,086		$191,578	$235,221	$239,412	$194,916	$131,650
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(d)	1.32%	1.33%	1.32%	1.33%	1.37%
Expenses before waivers and/or expense reimbursement	1.28%	(d)	1.32%	1.33%	1.32%	1.33%	1.37%
Net investment income (loss)	5.57%	(d)	5.67%	5.38%	5.27%	5.53%	6.25%
Portfolio turnover rate	19%	(e)	28%	48%	51%	55%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	65

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.44		$5.37	$5.80	$5.59	$5.58	$5.33
Income (loss) from investment operations:
Net investment income (loss)	.14		.28	.29	.29	.30	.32
Net realized and unrealized gain (loss) on investment transactions	.13		.08	(.42)	.23	.04	.28
Total from investment operations	.27		.36	(.13)	.52	.34	.60
Less Dividends:
Dividends from net investment income	(.15)		(.29)	(.30)	(.31)	(.33)	(.35)
Net asset value, end of period	$5.56		$5.44	$5.37	$5.80	$5.59	$5.58
Total Return(b):	4.98%		7.16%	(2.31)%	9.49%	6.07%	11.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$264,560		$250,106	$236,533	$270,142	$247,992	$229,715
Average net assets (000)	$255,904		$224,095	$254,515	$258,825	$260,306	$172,185
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(d)	1.57%	1.58%	1.57%	1.58%	1.62%
Expenses before waivers and/or expense reimbursement	1.53%	(d)	1.57%	1.58%	1.57%	1.58%	1.62%
Net investment income (loss)	5.33%	(d)	5.42%	5.13%	5.03%	5.29%	5.98%
Portfolio turnover rate	19%	(e)	28%	48%	51%	55%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

66

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,				October 31, 2011(a) through August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.46		$5.39	$5.81	$5.61	$5.61	$5.41
Income (loss) from investment operations:
Net investment income (loss)	.17		.34	.35	.35	.37	.35
Net realized and unrealized gain (loss) on investment transactions	.12		.08	(.41)	.23	.02	.19
Total from investment operations	.29		.42	(.06)	.58	.39	.54
Less Dividends:
Dividends from net investment income	(.18)		(.35)	(.36)	(.38)	(.39)	(.34)
Net asset value, end of period	$5.57		$5.46	$5.39	$5.81	$5.61	$5.61
Total Return(c):	5.37%		8.36%	(1.01)%	10.50%	7.04%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,504,290		$327,725	$58,416	$14,336	$7,901	$63,914
Average net assets (000)	$601,196		$178,565	$44,388	$10,563	$52,463	$48,841
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.45%	.46%	.46%	.47%	.50%	(e)
Expenses before waivers and/or expense reimbursement	.42%	(e)	.45%	.46%	.46%	.47%	.50%	(e)
Net investment income (loss)	6.45%	(e)	6.61%	6.27%	6.12%	6.40%	6.97%	(e)
Portfolio turnover rate	19%	(f)	28%	48%	51%	55%	48%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	67

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.45		$5.38	$5.80	$5.60	$5.59	$5.34
Income (loss) from investment operations:
Net investment income (loss)	.16		.31	.31	.32	.33	.35
Net realized and unrealized gain (loss) on investment transactions	.11		.08	(.40)	.22	.04	.28
Total from investment operations	.27		.39	(.09)	.54	.37	.63
Less Dividends:
Dividends from net investment income	(.16)		(.32)	(.33)	(.34)	(.36)	(.38)
Net asset value, end of period	$5.56		$5.45	$5.38	$5.80	$5.60	$5.59
Total Return(b):	5.05%		7.70%	(1.63)%	9.84%	6.59%	12.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,975		$57,520	$51,716	$57,502	$50,732	$36,886
Average net assets (000)	$58,911		$50,921	$54,089	$55,379	$47,639	$27,717
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(d)	1.07%	1.08%	1.07%	1.08%	1.12%
Expenses before waivers and/or expense reimbursement	1.28%	(d)	1.32%	1.33%	1.32%	1.33%	1.37%
Net investment income (loss)	5.83%	(d)	5.93%	5.63%	5.53%	5.78%	6.47%
Portfolio turnover rate	19%	(e)	28%	48%	51%	55%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.46		$5.39	$5.82	$5.62	$5.61	$5.35
Income (loss) from investment operations:
Net investment income (loss)	.17		.34	.34	.35	.36	.38
Net realized and unrealized gain (loss) on investment transactions	.13		.08	(.41)	.22	.04	.29
Total from investment operations	.30		.42	(.07)	.57	.40	.67
Less Dividends:
Dividends from net investment income	(.18)		(.35)	(.36)	(.37)	(.39)	(.41)
Net asset value, end of period	$5.58		$5.46	$5.39	$5.82	$5.62	$5.61
Total Return(b):	5.51%		8.26%	(1.29)%	10.38%	7.13%	13.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,583,229		$2,661,635	$1,510,074	$1,336,453	$1,010,477	$725,367
Average net assets (000)	$2,881,161		$1,842,948	$1,394,662	$1,254,191	$911,701	$479,766
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53%	(d)	.57%	.58%	.57%	.58%	.62%
Expenses before waivers and/or expense reimbursement	.53%	(d)	.57%	.58%	.57%	.58%	.62%
Net investment income (loss)	6.34%	(d)	6.44%	6.13%	6.02%	6.29%	6.97%
Portfolio turnover rate	19%	(e)	28%	48%	51%	55%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	69

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y801

MF110E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this               Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not               applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017